UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2011

Date of reporting period:	January 1, 2011 — December 31, 2011

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

12|31|11

Annual report

Putnam VT
Global Asset Allocation Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Shareholder:

Global financial uncertainty and the European debt crisis continue to contribute to risk aversion and volatility within markets around the world. While we have experienced some positive trends in recent months, stock markets ended 2011 essentially where they began.

Until a lasting and meaningful solution is found for the European debt problem and the U.S. economy establishes a solid footing, it is our belief that this volatility and uncertainty will persist, at least over the near term. In this kind of market, Putnam’s portfolio managers and analysts are dedicated to uncovering opportunities, while seeking to guard against downside risk.

During periods of market uncertainty, it is especially important to rely on the counsel and expertise of your financial advisor, who can help you maintain a long-term focus and a balanced investment approach suitable to your goals.

In other developments, please join us in welcoming the return of Elizabeth T. Kennan to the Board of Trustees. Dr. Kennan, who served as a Trustee from 1992 until 2010, has rejoined the Board, effective January 1, 2012. Dr. Kennan is a Partner of Cambus-Kenneth Farm (thoroughbred horse breeding and general farming), and is also President Emeritus of Mount Holyoke College.

We would also like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

Performance summary (as of 12/31/11)

Investment objective

Long-term return consistent with preservation of capital

Net asset value December 31, 2011
Class IA: $14.11	Class IB: $14.20

Total return at net asset value
				Barclays Capital
			Russell 3000	U.S. Aggregate
(as of 12/31/11)	Class IA shares*	Class IB Shares†	Index	Bond Index

1 year	-0.18%	–0.42%	1.03%	7.84%

5 years	7.09	5.99	–0.07	37.01
Annualized	1.38	1.17	–0.01	6.50

10 years	51.75	48.99	41.26	75.35
Annualized	4.26	4.07	3.51	5.78

Life	421.01	402.94	761.99	431.85
Annualized	7.15	6.99	9.43	7.24

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies. Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Portfolio holdings and allocations may vary over time. Allocations are represented as a percentage of net assets as of 12/31/11. Cash and net other assets represents the market value weights of cash, derivatives, short-term securities and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes.

A negative percentage reflects the effect of fund strategies that are designed to enhance performance if certain securities decline in value.

Putnam VT Global Asset Allocation Fund 1

Report from your fund’s manager

What was the macroeconomic environment for the year ended December 31, 2011, and how did the fund perform?

The year opened on a generally positive note, as investors seemed convinced that global economic growth had taken firm root. The behavior of equities, interest rates, and currencies all seemed to exhibit this growth-oriented conviction. By mid year, however, a new set of distressing headlines began emerging from the eurozone. The sovereign debt woes of Europe, coupled with worries about slower growth in the emerging markets and the United States, reintroduced risk and uncertainty to the global capital markets, precipitating a broad sell-off across many sectors and geographic regions on renewed recession fears. Against this shifting backdrop, Putnam VT Global Asset Allocation Fund’s class IA shares tendered a modest loss at net asset value.

How did the equity and fixed-income markets perform during the period?

Global equity markets generally peaked in April 2011 and declined thereafter amid high volatility. U.S. equities regained some momentum toward year-end, but international equity markets, including emerging markets, fell for the 12 months as a whole. Bond markets generally delivered positive results for the year, but there was a disparity between the first part of the period, when credit sectors, including high-yield corporate bonds, outperformed high-quality bonds, and mid-year results, when that trend reversed. Toward period-end, however, the credit sector rebounded, producing gains for the year as a whole.

Which asset classes detracted most from performance?

The fund had a strategic weighting in international equities but, as worries about global recession grew, that positioning proved detrimental. Additionally, during the extreme market volatility of the summer months, we began to move toward an underweight position in large-cap equities and an overweight position in fixed-income securities. This strategy helped for a while, but when U.S. stocks began to rebound in the final quarter of the period, our underweight position in that asset class detracted.

Where did the fund find better performance?

Among the contributors to performance were overweight positions in U.S. small-cap stocks, as well as in high-yield securities, where spreads remained attractive and corporate credit fundamentals were strong. Opportune security selection in international equities also helped performance, as did our thematic equity strategies, which seek to benefit from specific economic or market trends.

What impact did foreign currency exposures have on your results?

We generally hedge a portion of our foreign currency exposure with forward currency contracts. By way of background, a forward currency contract-holder is obligated to buy or sell the underlying currency at a specified price, at a specified quantity, and on a specified future date. We had some benefits from currency hedging early in the year. However, a short position in the Japanese yen during March had an adverse impact when the yen strengthened in the aftermath of Japan’s earthquake and tsunami. In the past several months, some of our hedging efforts have been more helpful as the dollar has strengthened. However, the euro remained surprisingly resilient until the final few weeks of the period, despite Europe’s problems. In this case, the fund’s hedging strategy did not help results.

What role do derivatives play in the portfolio?

We use a variety of derivatives to establish exposures in the fund. I have already described that we use forward currency contracts as part of our currency hedging efforts. In addition, we purchase and write options to hedge pricing risk and prepayment risk, generate income, and enhance returns. We use futures contracts to allow some of the fund’s cash to become exposed to equity markets. This gives us flexibility to manage exposure to market risk. With total return swaps, we manage or hedge exposures to countries and sectors, and we employ interest-rate swaps to hedge interest-rate and prepayment risk. Credit default swaps enable us to hedge credit and market risk, or to gain exposure to specific securities or groups of securities.

What is your near-term outlook for 2012?

Broad asset-class diversification remains the backbone of our investment strategy. As we search for what we believe will be attractive ways to diversify the fund’s exposure to risk, we are currently maintaining a generally defensive stance.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. The fund may invest a portion of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves additional risks, such as the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Our allocation of assets among permitted asset categories may hurt performance. Current and future portfolio holdings are subject to risk.

2 Putnam VT Global Asset Allocation Fund

Your fund’s managers

Portfolio Manager Jeffrey L. Knight is Head of Global Asset Allocation at Putnam. A CFA charterholder, he joined Putnam in 1993 and has been in the investment industry since 1987.

In addition to Jeffrey, your fund’s managers are James Fetch, Robert Kea, Robert Schoen, and Jason Vaillancourt.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

Putnam VT Global Asset Allocation Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from July 1, 2011, to December 31, 2011. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 12/31/11		for the 6 months ended 12/31/11

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$4.48	$5.71	$4.63	$5.90

Ending value
(after expenses)	$952.70	$951.70	$1,020.62	$1,019.36

Annualized
expense ratio†	0.91%	1.16%	0.91%	1.16%

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/11. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

†For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

4 Putnam VT Global Asset Allocation Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust and Shareholders of
Putnam VT Global Asset Allocation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam VT Global Asset Allocation Fund (the “fund”) at December 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2011 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2012

Putnam VT Global Asset Allocation Fund 5

The fund’s portfolio 12/31/11

COMMON STOCKS (48.4%)*	Shares	Value

Basic materials (2.6%)
Agrium, Inc. (Canada)	123	$8,255

Albemarle Corp.	5,600	288,456

American Vanguard Corp.	1,652	22,038

Andersons, Inc. (The)	57	2,489

ArcelorMittal (France)	458	8,357

Archer Daniels-Midland Co.	340	9,724

Arkema (France)	367	25,927

BASF SE (Germany)	2,834	197,647

BBMG Corp. (China)	59,000	39,183

BHP Billiton, Ltd. (Australia)	4,738	167,245

Black Earth Farming, Ltd. SDR (Sweden) †	606	1,217

Boise, Inc.	2,485	17,693

Cambrex Corp. †	3,771	27,076

Carillion PLC (United Kingdom)	11,252	52,345

CF Industries Holdings, Inc.	71	10,294

China Shanshui Cement Group, Ltd. (China)	22,000	14,635

Compagnie de Saint-Gobain (France)	397	15,215

Cresud S.A.C.I.F. y A. ADR (Argentina)	247	2,813

Cytec Industries, Inc.	3,800	169,670

Domtar Corp. (Canada) S	1,798	143,768

First Quantum Minerals, Ltd. (Canada)	380	7,479

Fletcher Building, Ltd. (New Zealand)	9,581	45,765

Fortescue Metals Group, Ltd. (Australia)	8,232	36,066

Freeport-McMoRan Copper & Gold, Inc. Class B
(Indonesia) S	15,600	573,924

Georgia Gulf Corp. †	748	14,579

Golden Agri-Resources, Ltd. (Singapore)	12,000	6,596

GrainCorp, Ltd. (Australia)	716	5,744

Horsehead Holding Corp. †	1,127	10,154

Incitec Pivot, Ltd. (Australia)	2,057	6,527

Innophos Holdings, Inc.	1,796	87,214

Innospec, Inc. †	988	27,733

International Flavors & Fragrances, Inc.	4,900	256,858

Intrepid Potash, Inc. †	177	4,006

K&S AG (Germany)	442	19,930

KapStone Paper and Packaging Corp. †	3,552	55,908

Koninklijke DSM NV (Netherlands)	1,715	79,466

Koppers Holdings, Inc.	1,217	41,816

Kraton Performance Polymers, Inc. †	1,159	23,528

KWS Saat AG (Germany)	13	2,592

L.B. Foster Co. Class A	460	13,013

Lanxess AG (Germany)	719	37,200

Louisiana-Pacific Corp. †	3,244	26,179

LyondellBasell Industries NV Class A (Netherlands)	3,500	113,715

MeadWestvaco Corp.	10,242	306,748

Minerals Technologies, Inc.	502	28,378

Monsanto Co.	2,851	199,770

Mosaic Co. (The)	131	6,606

NewMarket Corp. S	128	25,358

Nitto Denko Corp. (Japan)	4,300	153,602

Nufarm, Ltd. (Australia) †	1,026	4,358

OM Group, Inc. † S	1,723	38,578

PolyOne Corp.	3,658	42,250

Potash Corp. of Saskatchewan, Inc. (Canada)	366	15,108

COMMON STOCKS (48.4%)* cont.	Shares	Value

Basic materials cont.
PPG Industries, Inc. S	5,900	$492,591

PT Astra Agro Lestari Tbk (Indonesia)	1,500	3,589

Rio Tinto PLC (United Kingdom)	4,425	214,146

Rio Tinto, Ltd. (Australia)	5,160	319,373

Sealed Air Corp.	6,100	104,981

SLC Agricola SA (Brazil)	272	2,260

Sociedad Quimica y Minera de Chile SA ADR (Chile)	212	11,416

Syngenta AG (Switzerland) †	957	281,662

TPC Group, Inc. †	2,033	47,430

Uralkali (Russia)	3,776	27,447

Vale Fertilizantes SA (Preference) (Brazil) F	634	8,518

Vilmorin & Cie (France)	29	2,759

Viterra, Inc. (Canada)	597	6,294

voestalpine AG (Austria)	2,649	74,535

W.R. Grace & Co. †	2,051	94,182

Weyerhaeuser Co. R	8,900	166,163

Wilmar International, Ltd. (Singapore)	2,000	7,704

Xstrata PLC (United Kingdom)	3,615	54,438

Yara International ASA (Norway)	198	7,931

Zijin Mining Group Co., Ltd. (China)	72,000	27,160

		5,495,374
Capital goods (3.0%)
ABB, Ltd. (Switzerland) †	11,983	225,437

AGCO Corp. †	298	12,805

Aisin Seiki Co., Ltd. (Japan)	2,900	82,514

American Axle & Manufacturing Holdings, Inc. † S	1,556	15,389

Applied Industrial Technologies, Inc.	2,146	75,475

Autoliv, Inc. (Sweden) S	2,800	149,772

AZZ, Inc.	415	18,858

Canon, Inc. (Japan)	3,600	159,296

Cascade Corp.	1,064	50,189

Chart Industries, Inc. † S	1,187	64,181

CNH Global NV (Netherlands) †	227	8,170

Deere & Co.	179	13,846

Douglas Dynamics, Inc.	1,477	21,594

Dover Corp.	10,038	582,706

Duoyuan Global Water, Inc. ADR (China) † F S	1,826	7,085

DXP Enterprises, Inc. †	1,322	42,568

Embraer SA ADR (Brazil)	800	20,176

Emerson Electric Co.	12,905	601,244

European Aeronautic Defense and Space Co. NV
(France)	4,069	126,592

Exide Technologies † S	2,284	6,007

Fluor Corp.	3,802	191,051

Franklin Electric Co., Inc.	879	38,289

Fuji Electric Co., Ltd. (Japan)	30,000	82,104

Generac Holdings, Inc. †	1,080	30,272

Hitachi, Ltd. (Japan)	47,000	246,354

Invensys PLC (United Kingdom)	3,146	10,258

Jain Irrigation Systems, Ltd. (India)	6,923	11,282

Lindsay Corp.	110	6,038

Lockheed Martin Corp. S	7,418	600,116

LSB Industries, Inc. †	2,349	65,951

Metso Corp. OYJ (Finland)	985	36,298

Mitsubishi Electric Corp. (Japan)	32,000	305,961

MTU Aero Engines Holding AG (Germany)	384	24,570

NACCO Industries, Inc. Class A	161	14,364

6 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (48.4%)* cont.	Shares	Value

Capital goods cont.
National Presto Industries, Inc.	208	$19,469

Newport Corp. †	931	12,671

Parker Hannifin Corp. S	7,600	579,500

Polypore International, Inc. † S	1,012	44,518

Powell Industries, Inc. †	394	12,324

Raytheon Co.	11,541	558,354

Regal-Beloit Corp. S	4,900	249,753

Rheinmetall AG (Germany)	889	39,387

Sauer-Danfoss, Inc. †	698	25,275

Schneider Electric SA (France)	790	41,286

SembCorp Industries, Ltd. (Singapore)	26,000	80,904

Singapore Technologies Engineering, Ltd.
(Singapore)	11,000	22,780

SKF AB Class B (Sweden)	7,749	163,607

Societe BIC SA (France)	922	81,632

Standard Motor Products, Inc.	1,927	38,636

Tetra Tech, Inc. †	1,720	37,135

Thomas & Betts Corp. †	1,697	92,656

TriMas Corp. †	3,391	60,868

United Technologies Corp. S	1,598	116,798

Vinci SA (France)	855	37,302

Zebra Technologies Corp. Class A †	878	31,415

		6,293,082
Communication services (2.6%)
ADTRAN, Inc.	515	15,532

Allot Communications, Ltd. (Israel) †	2,315	35,188

American Tower REIT, Inc. Class A R S	6,000	360,060

Aruba Networks, Inc. †	482	8,927

AT&T, Inc.	19,331	584,569

BCE, Inc. (Canada)	941	39,229

British Sky Broadcasting Group PLC
(United Kingdom)	3,871	43,988

BroadSoft, Inc. † S	568	17,154

BT Group PLC (United Kingdom)	63,836	188,512

China Mobile, Ltd. (China)	2,500	24,375

Chorus, Ltd. (New Zealand)	13,339	32,395

Cincinnati Bell, Inc. † S	17,632	53,425

Comcast Corp. Class A	7,400	175,454

Deutsche Telekom AG (Germany)	5,525	63,388

DIRECTV Class A † S	14,291	611,083

EchoStar Corp. Class A †	5,937	124,321

France Telecom SA (France)	5,969	93,413

GeoEye, Inc. †	788	17,509

HSN, Inc.	907	32,888

IAC/InterActiveCorp.	15,500	660,300

InterDigital, Inc.	319	13,899

Kabel Deutschland Holding AG (Germany) †	2,279	115,329

Loral Space & Communications, Inc. †	636	41,264

Lumos Networks Corp. †	909	13,944

MetroPCS Communications, Inc. †	5,700	49,476

NeuStar, Inc. Class A †	1,490	50,913

NII Holdings, Inc. †	13,373	284,845

Nippon Telegraph & Telephone (NTT) Corp. (Japan)	3,300	167,595

NTT DoCoMo, Inc. (Japan)	35	64,305

Premiere Global Services, Inc. †	2,179	18,456

Tele2 AB Class B (Sweden)	3,232	62,819

Telecity Group PLC (United Kingdom) †	2,978	29,828

COMMON STOCKS (48.4%)* cont.	Shares	Value

Communication services cont.
Telecom Corp. of New Zealand, Ltd. (New Zealand)	66,698	$106,730

Telenet Group Holding NV (Belgium) †	988	37,643

USA Mobility, Inc.	1,764	24,467

Verizon Communications, Inc.	25,021	1,003,843

Vodafone Group PLC (United Kingdom)	87,652	243,354

		5,510,420
Conglomerates (0.7%)
3M Co.	1,107	90,475

General Electric Co.	43,945	787,055

Marubeni Corp. (Japan)	4,000	24,327

Mitsui & Co., Ltd. (Japan)	7,000	108,662

Siemens AG (Germany)	1,898	181,526

SPX Corp.	5,525	332,992

Tyco International, Ltd.	800	37,368

		1,562,405
Consumer cyclicals (5.9%)
Advance America Cash Advance Centers, Inc.	4,255	38,082

Advance Auto Parts, Inc.	4,900	341,187

Aeropostale, Inc. † S	440	6,710

Alliance Data Systems Corp. †	243	25,233

Ameristar Casinos, Inc.	1,696	29,324

ANN, Inc. †	1,334	33,057

Apollo Tyres, Ltd. (India)	24,199	26,927

Arbitron, Inc. S	708	24,362

Asahi Diamond Industrial Co., Ltd. (Japan)	1,800	21,706

Ascena Retail Group, Inc. †	1,300	38,636

Bayerische Motoren Werke (BMW) AG (Germany)	425	28,413

Belo Corp. Class A	2,815	17,735

Big Lots, Inc. †	1,697	64,079

Brunswick Corp. S	2,009	36,283

Buckle, Inc. (The)	1,128	46,101

Bunzl PLC (United Kingdom)	4,607	63,039

Burberry Group PLC (United Kingdom)	8,197	150,007

Cash America International, Inc. S	642	29,936

Cato Corp. (The) Class A	639	15,464

Christian Dior SA (France)	734	86,754

Cia Hering (Brazil)	1,500	26,104

Coach, Inc.	6,655	406,221

Compass Group PLC (United Kingdom)	9,772	92,525

Conn’s, Inc. †	2,758	30,614

Ctrip.com International, Ltd. ADR (China) †	600	14,040

Daimler AG (Registered Shares) (Germany)	1,651	72,473

Deluxe Corp. S	2,119	48,228

Dillards, Inc. Class A	658	29,531

Dongfeng Motor Group Co., Ltd. (China)	6,000	10,225

DSW, Inc. Class A	1,070	47,305

Dun & Bradstreet Corp. (The) S	4,900	366,667

Elders, Ltd. (Australia) †	6,143	1,634

Expedia, Inc.	5,750	166,865

Express, Inc. †	2,465	49,152

EZCORP, Inc. Class A †	2,670	70,408

FelCor Lodging Trust, Inc. † R	18,891	57,618

Fiat Industrial SpA (Italy) †	8,979	76,501

Fiat SpA (Italy) S	10,451	47,793

Finish Line, Inc. (The) Class A S	3,405	65,665

Foot Locker, Inc.	14,600	348,064

Galaxy Entertainment Group, Ltd. (Hong Kong) †	11,000	19,977

Putnam VT Global Asset Allocation Fund 7

COMMON STOCKS (48.4%)* cont.	Shares	Value

Consumer cyclicals cont.
GameStop Corp. Class A † S	6,633	$160,054

Genesco, Inc. † S	685	42,292

Genting Bhd (Malaysia)	3,200	11,086

GNC Holdings, Inc. Class A †	2,201	63,719

GOME Electrical Appliances Holdings, Ltd. (China)	49,000	11,391

Gordmans Stores, Inc. †	580	7,291

Harman International Industries, Inc.	5,300	201,612

Helen of Troy, Ltd. (Bermuda) †	701	21,521

Hillenbrand, Inc.	2,337	52,162

Hino Motors, Ltd. (Japan)	15,000	90,846

Iconix Brand Group, Inc. † S	1,392	22,676

Indofood Agri Resources, Ltd. (Singapore) †	1,000	972

Industria de Diseno Textil (Inditex) SA (Spain)	1,189	97,145

Interpublic Group of Companies, Inc. (The)	29,400	286,062

JB Hi-Fi, Ltd. (Australia) S	1,300	15,018

Jos. A. Bank Clothiers, Inc. †	638	31,109

Kimberly-Clark Corp. S	9,500	698,820

Kingfisher PLC (United Kingdom)	26,601	103,418

Knology, Inc. †	3,326	47,229

La-Z-Boy, Inc. † S	3,451	41,067

Leapfrog Enterprises, Inc. †	13,723	76,712

LG Corp. (South Korea)	366	19,542

Limited Brands, Inc. S	8,800	355,080

Localiza Rent a Car SA (Brazil)	1,000	13,725

M6-Metropole Television (France)	2,264	33,638

Media Nusantara Citra Tbk PT (Indonesia)	356,500	51,495

Men’s Wearhouse, Inc. (The)	1,284	41,614

Moody’s Corp.	3,971	133,743

Myer Holdings, Ltd. (Australia)	7,153	14,135

Navistar International Corp. †	3,428	129,853

News Corp. Class A	12,700	226,568

Next PLC (United Kingdom)	3,302	140,253

Nissan Motor Co., Ltd. (Japan)	15,200	136,428

Nu Skin Enterprises, Inc. Class A	774	37,593

Omnicom Group, Inc. S	11,600	517,128

OPAP SA (Greece)	4,662	41,195

Pearson PLC (United Kingdom)	1,182	22,136

Perry Ellis International, Inc. † S	2,303	32,749

Peugeot SA (France)	5,334	83,176

Porsche Automobil Holding SE
(Preference) (Germany)	1,159	62,024

PPR SA (France)	341	48,768

PVH Corp.	361	25,447

R. R. Donnelley & Sons Co.	11,400	164,502

Randstad Holding NV (Netherlands)	595	17,515

Rent-A-Center, Inc.	730	27,010

Scholastic Corp.	783	23,467

Select Comfort Corp. † S	1,485	32,210

Signet Jewelers, Ltd. (Bermuda)	667	29,321

Sinclair Broadcast Group, Inc. Class A	5,780	65,487

Sonic Automotive, Inc. Class A S	7,655	113,371

Sony Corp. (Japan)	8,000	144,176

Stella International Holdings, Ltd. (Hong Kong)	6,000	13,035

Steven Madden, Ltd. †	957	33,017

Suzuki Motor Corp. (Japan)	5,200	107,203

Swire Pacific, Ltd. (Hong Kong)	14,500	174,592

COMMON STOCKS (48.4%)* cont.	Shares	Value

Consumer cyclicals cont.
SYKES Enterprises, Inc. †	92	$1,454

Tempur-Pedic International, Inc. † S	693	36,403

TJX Cos., Inc. (The) S	10,900	703,595

TNS, Inc. †	1,772	31,400

Town Sports International Holdings, Inc. †	2,751	20,220

Trump Entertainment Resorts, Inc. † F	34	145

TRW Automotive Holdings Corp. †	3,700	120,620

TUI Travel PLC (United Kingdom)	13,556	34,789

Valeo SA (France)	558	22,080

ValueClick, Inc. † S	761	12,397

Vertis Holdings, Inc. † F	115	1

VF Corp. S	3,426	435,068

Viacom, Inc. Class B	8,224	373,452

Volkswagen AG (Preference) (Germany)	622	93,013

VOXX International Corp. †	5,792	48,942

Wal-Mart Stores, Inc. S	20,797	1,242,829

Walt Disney Co. (The)	3,400	127,500

Warnaco Group, Inc. (The) † S	1,158	57,946

Wet Seal, Inc. (The) Class A †	8,341	27,192

Williams-Sonoma, Inc.	7,700	296,450

WPP PLC (Ireland)	7,874	82,230

Wyndham Worldwide Corp.	3,800	143,754

		12,275,523
Consumer staples (4.8%)
AFC Enterprises †	6,884	101,195

Ajinomoto Co., Inc. (Japan)	2,000	23,993

Anheuser-Busch InBev NV (Belgium)	3,039	185,600

Arcos Dorados Holdings, Inc. Class A (Argentina)	812	16,670

Associated British Foods PLC (United Kingdom)	1,434	24,636

Avis Budget Group, Inc. † S	4,494	48,176

Beacon Roofing Supply, Inc. †	2,410	48,754

BRF — Brasil Foods SA ADR (Brazil)	343	6,706

Brinker International, Inc.	1,857	49,693

British American Tobacco (BAT) PLC
(United Kingdom)	2,130	100,995

Bunge, Ltd.	139	7,951

Career Education Corp. †	940	7,492

Chaoda Modern Agriculture Holdings, Ltd.
(China) F	10,000	644

Chiquita Brands International, Inc. †	120	1,001

Coca-Cola Co. (The)	7,600	531,772

Core-Mark Holding Co., Inc.	441	17,464

Corn Products International, Inc.	143	7,520

Costco Wholesale Corp.	2,000	166,640

CVS Caremark Corp.	10,200	415,956

Danone (France)	1,095	68,780

Denny’s Corp. †	11,689	43,951

Diageo PLC (United Kingdom)	6,149	134,177

DineEquity, Inc. †	770	32,502

Dollar Thrifty Automotive Group †	455	31,968

Domino’s Pizza, Inc. † S	1,509	51,231

Dr. Pepper Snapple Group, Inc.	13,800	544,824

Elizabeth Arden, Inc. †	2,315	85,748

Energizer Holdings, Inc. † S	2,882	223,297

Genuine Parts Co. S	7,500	459,000

Glanbia PLC (Ireland)	430	2,573

Heineken Holding NV (Netherlands)	1,697	69,257

8 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (48.4%)* cont.	Shares	Value

Consumer staples cont.
Imperial Tobacco Group PLC (United Kingdom)	470	$17,766

IOI Corp. Bhd (Malaysia)	3,700	6,270

Japan Tobacco, Inc. (Japan)	47	220,916

Kao Corp. (Japan)	3,400	92,826

Kerry Group PLC Class A (Ireland)	4,717	172,657

Koninklijke Ahold NV (Netherlands)	15,372	206,720

Kroger Co. (The)	12,400	300,328

Kuala Lumpur Kepong Bhd (Malaysia)	900	6,436

Lawson, Inc. (Japan)	1,600	99,848

Libbey, Inc. †	2,060	26,244

Lincoln Educational Services Corp.	883	6,976

Lorillard, Inc.	2,600	296,400

Maple Leaf Foods, Inc. (Canada)	278	2,955

McDonald’s Corp.	2,714	272,296

Nestle SA (Switzerland)	5,066	290,853

Olam International, Ltd. (Singapore)	25,545	41,786

Papa John’s International, Inc. †	1,443	54,372

PepsiCo, Inc.	5,380	356,963

Philip Morris International, Inc.	13,761	1,079,963

Prestige Brands Holdings, Inc. †	4,351	49,036

Procter & Gamble Co. (The)	12,424	828,805

PT Perusahaan Perkebunan London Sumatra Indonesia
Tbk (Indonesia)	13,500	3,349

Rakuten, Inc. (Japan)	58	62,377

Reckitt Benckiser Group PLC (United Kingdom)	2,411	118,810

Safeway, Inc. S	24,380	512,955

Sally Beauty Holdings, Inc. †	1,698	35,879

Smithfield Foods, Inc. †	156	3,788

Spartan Stores, Inc.	1,240	22,940

Spectrum Brands Holdings, Inc. †	766	20,988

Starbucks Corp.	2,300	105,823

Tate & Lyle PLC (United Kingdom)	488	5,328

Tesco PLC (United Kingdom)	5,227	32,721

Toyota Tsusho Corp. (Japan)	5,600	98,864

TripAdvisor, Inc.	5,750	144,958

Tyson Foods, Inc. Class A	274	5,655

Unilever NV (Netherlands)	4,298	147,600

Unilever PLC (United Kingdom)	857	28,766

USANA Health Sciences, Inc. †	572	17,372

Walgreen Co.	9,000	297,540

Wendy’s Co. (The)	20,300	108,808

WM Morrison Supermarkets PLC (United Kingdom)	12,029	60,792

Yamazaki Baking Co., Inc. (Japan)	10,000	131,283

Zhongpin, Inc. (China) †	2,600	22,152

		9,929,330
Energy (5.1%)
Alpha Natural Resources, Inc. †	791	16,160

Basic Energy Services, Inc. †	2,917	57,465

BG Group PLC (United Kingdom)	12,449	265,504

BP PLC (United Kingdom)	26,331	187,773

Caltex Australia, Ltd. (Australia)	6,796	81,667

Cameron International Corp. † S	12,900	634,551

Canadian Natural Resources, Ltd. (Canada)	2,100	78,640

Chevron Corp.	8,201	872,586

Clayton Williams Energy, Inc. † S	461	34,981

Compagnie Generale de Geophysique-Veritas
(France) †	4,908	114,202

COMMON STOCKS (48.4%)* cont.	Shares	Value

Energy cont.
Compton Petroleum Corp. (Canada) †	2,107	$8,955

ConocoPhillips	9,748	710,337

Contango Oil & Gas Co. †	578	33,628

CVR Energy, Inc. †	1,984	37,160

Deepocean Group (Shell) (acquired 6/9/11,
cost $19,306) (Norway) ‡	1,331	22,627

Energy Partners, Ltd. †	2,102	30,689

ENI SpA (Italy)	6,935	143,246

Exxon Mobil Corp.	28,604	2,424,475

Gazprom OAO ADR (Russia)	3,800	40,588

Halliburton Co.	8,278	285,674

Helix Energy Solutions Group, Inc. †	4,084	64,527

HollyFrontier Corp.	8,800	205,920

Inpex Corp. (Japan)	13	81,752

Key Energy Services, Inc. †	4,731	73,189

Marathon Oil Corp.	10,600	310,262

Marathon Petroleum Corp.	5,350	178,102

Murphy Oil Corp.	8,800	490,512

Newpark Resources, Inc. † S	4,079	38,751

Nexen, Inc. (Canada)	1,475	23,470

Occidental Petroleum Corp.	1,295	121,342

Oceaneering International, Inc.	14,300	659,659

Petrofac, Ltd. (United Kingdom)	3,137	70,055

Petroleo Brasileiro SA ADR (Brazil)	635	15,780

Rosetta Resources, Inc. †	898	39,063

Royal Dutch Shell PLC Class A (United Kingdom)	4,350	158,273

Royal Dutch Shell PLC Class A (United Kingdom)	1,212	44,556

Royal Dutch Shell PLC Class B (United Kingdom)	4,807	182,936

Schlumberger, Ltd.	2,300	157,113

Stallion Oilfield Holdings, Ltd.	143	4,791

Statoil ASA (Norway)	6,148	157,463

Stone Energy Corp. †	3,762	99,242

Superior Energy Services †	904	25,710

Swift Energy Co. † S	1,824	54,209

Technip SA (France)	664	62,059

Tesoro Corp. †	8,500	198,560

Total SA (France)	3,272	167,006

Tullow Oil PLC (United Kingdom)	2,618	56,907

Unit Corp. †	688	31,923

Vaalco Energy, Inc. †	3,901	23,562

Valero Energy Corp. S	29,400	618,870

W&T Offshore, Inc.	1,957	41,508

Walter Energy, Inc.	249	15,079

Western Refining, Inc. †	1,658	22,035

		10,575,094
Financials (7.0%)
3i Group PLC (United Kingdom)	10,878	30,425

ACE, Ltd.	946	66,334

Affiliated Managers Group †	2,900	278,255

Aflac, Inc.	5,800	250,908

Agree Realty Corp. R S	1,196	29,158

AIA Group, Ltd. (Hong Kong)	28,600	89,141

Allianz SE (Germany)	1,300	124,242

Allied World Assurance Co. Holdings AG	5,477	344,668

American Capital Agency Corp. R	507	14,237

American Equity Investment Life Holding Co.	3,800	39,520

American Express Co.	5,400	254,718

Putnam VT Global Asset Allocation Fund 9

COMMON STOCKS (48.4%)* cont.	Shares	Value

Financials cont.
American Financial Group, Inc.	1,044	$38,513

American Safety Insurance Holdings, Ltd. †	1,937	42,130

Amtrust Financial Services, Inc.	679	16,126

Annaly Capital Management, Inc. R S	16,900	269,724

Anworth Mortgage Asset Corp. R	3,150	19,782

Arch Capital Group, Ltd. †	3,004	111,839

Arlington Asset Investment Corp. Class A	817	17,427

Ashford Hospitality Trust, Inc. R S	3,030	24,240

Aspen Insurance Holdings, Ltd. S	1,231	32,622

Assurant, Inc.	6,600	270,996

Assured Guaranty, Ltd. (Bermuda) S	7,934	104,253

Australia & New Zealand Banking Group, Ltd.
(Australia)	15,150	317,484

AvalonBay Communities, Inc. R	900	117,540

Aviva PLC (United Kingdom)	28,131	130,592

AXA SA (France)	1,857	23,932

Banco Bradesco SA ADR (Brazil)	459	7,656

Banco Latinoamericano de Exportaciones SA Class E
(Panama)	2,681	43,030

Banco Santander Central Hispano SA (Spain)	2,495	18,851

Bank of America Corp.	46,504	258,562

Bank of Marin Bancorp.	502	18,870

Bank of the Ozarks, Inc. S	1,663	49,275

Barclays PLC (United Kingdom)	72,372	196,054

Berkshire Hathaway, Inc. Class B †	5,800	442,540

BNP Paribas SA (France)	4,649	181,999

British Land Company PLC (United Kingdom) R	4,879	34,887

Broadridge Financial Solutions, Inc.	4,700	105,985

Cardinal Financial Corp.	2,336	25,089

Cardtronics, Inc. †	1,357	36,720

CBL & Associates Properties, Inc. R S	3,030	47,571

CFS Retail Property Trust (Australia) R	13,849	23,844

Cheung Kong Holdings, Ltd. (Hong Kong)	4,000	47,395

China Construction Bank Corp. (China)	125,000	87,391

Chubb Corp. (The) S	2,900	200,738

Citigroup, Inc.	17,979	473,027

Citizens & Northern Corp.	1,505	27,797

CNO Financial Group, Inc. †	5,239	33,058

Commerzbank AG (Germany) †	9,545	16,075

CommonWealth REIT R	4,547	75,662

CubeSmart R	2,051	21,823

DBS Group Holdings, Ltd. (Singapore)	3,000	26,575

Deutsche Bank AG (Germany)	2,412	91,165

Dexus Property Group (Australia)	22,964	19,501

DFC Global Corp. †	1,252	22,611

East West Bancorp, Inc.	4,178	82,516

Education Realty Trust, Inc. R	3,688	37,728

Endurance Specialty Holdings, Ltd. (Bermuda)	4,900	187,425

Equity Residential Trust R	1,900	108,357

Extra Space Storage, Inc. R	1,029	24,933

Fifth Third Bancorp	17,200	218,784

Financial Institutions, Inc.	1,558	25,146

First Financial Bancorp	1,222	20,334

First Industrial Realty Trust † R	2,114	21,626

Flushing Financial Corp.	2,725	34,417

FXCM, Inc. Class A S	4,076	39,741

Glimcher Realty Trust R	2,800	25,760

COMMON STOCKS (48.4%)* cont.	Shares	Value

Financials cont.
Goldman Sachs Group, Inc. (The)	2,253	$203,739

Hang Lung Group, Ltd. (Hong Kong)	20,000	109,486

Hartford Financial Services Group, Inc. (The)	15,700	255,125

Heartland Financial USA, Inc.	1,046	16,046

Henderson Land Development Co., Ltd. (Hong Kong)	4,000	19,805

Home Bancshares, Inc.	1,158	30,004

HSBC Holdings PLC
(London Exchange) (United Kingdom)	28,212	214,163

Hudson City Bancorp, Inc.	23,800	148,750

Huntington Bancshares, Inc.	27,800	152,622

Industrial and Commercial Bank of China, Ltd.
(China)	33,000	19,640

ING Groep NV GDR (Netherlands) †	10,258	73,101

Interactive Brokers Group, Inc. Class A	3,066	45,806

International Bancshares Corp.	1,954	35,827

Invesco Mortgage Capital, Inc. R	1,148	16,129

Israel Corp., Ltd. (The) (Israel)	159	99,479

Itau Unibanco Holding SA ADR (Preference) (Brazil)	1,400	25,984

JPMorgan Chase & Co.	22,143	736,255

KB Financial Group, Inc. (South Korea)	410	12,947

Kinnevik Investment AB Class B (Sweden)	4,712	91,707

Lexington Realty Trust R	4,473	33,503

LIC Housing Finance, Ltd. (India)	3,102	12,907

Lloyds Banking Group PLC (United Kingdom) †	128,947	51,503

LSR Group OJSC GDR (Russia)	3,209	10,816

LTC Properties, Inc. R	1,681	51,876

Macquarie Group, Ltd. (Australia)	638	15,508

Maiden Holdings, Ltd. (Bermuda)	2,577	22,575

MainSource Financial Group, Inc.	2,315	20,441

MarketAxess Holdings, Inc.	303	9,123

MFA Financial, Inc. R	2,668	17,929

Mission West Properties R	2,225	20,070

Mitsubishi Estate Co., Ltd. (Japan)	2,000	29,840

Mitsubishi UFJ Financial Group, Inc. (Japan)	32,500	137,873

Mitsui Fudosan Co., Ltd. (Japan)	2,000	29,107

Mizuho Financial Group, Inc. (Japan)	99,140	133,791

Morgan Stanley	16,500	249,645

Nasdaq OMX Group, Inc. (The) †	9,900	242,649

National Australia Bank, Ltd. (Australia)	4,579	109,163

National Bank of Canada (Canada)	608	43,054

National Financial Partners Corp. † S	1,262	17,062

National Health Investors, Inc. R	1,768	77,757

Nelnet, Inc. Class A	1,391	34,038

Newcastle Investment Corp. R	6,018	27,984

Omega Healthcare Investors, Inc. R	1,266	24,497

Oriental Financial Group (Puerto Rico)	1,962	23,760

ORIX Corp. (Japan)	2,050	168,991

Ping An Insurance (Group) Co. of China, Ltd.
(China)	5,500	36,373

PNC Financial Services Group, Inc.	10,300	594,001

Popular, Inc. (Puerto Rico) †	9,421	13,095

Portfolio Recovery Associates, Inc. †	651	43,956

Protective Life Corp.	1,204	27,162

Prudential PLC (United Kingdom)	11,162	109,985

PS Business Parks, Inc. R	830	46,007

Rayonier, Inc. R	12,900	575,727

RenaissanceRe Holdings, Ltd.	2,081	154,764

10 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (48.4%)* cont.	Shares	Value

Financials cont.
Republic Bancorp, Inc. Class A	552	$12,641

Saul Centers, Inc. R	608	21,535

Sberbank of Russia ADR (Russia) S	5,640	55,489

SCOR (France)	868	20,225

Simon Property Group, Inc. R	1,600	206,304

Soho China, Ltd. (China)	35,000	23,335

Southside Bancshares, Inc.	1,817	39,356

St. Joe Co. (The) † S	2,960	43,394

Stancorp Financial Group	845	31,054

Standard Chartered PLC (United Kingdom)	5,741	124,996

Starwood Property Trust, Inc. R	893	16,529

State Street Corp.	3,300	133,023

Svenska Handelsbanken AB Class A (Sweden)	2,839	74,559

Swedbank AB Class A (Sweden)	5,697	73,647

Swiss Life Holding AG (Switzerland) †	956	87,415

Swiss Re AG (Switzerland) †	770	39,215

Symetra Financial Corp.	2,551	23,138

Tokio Marine Holdings, Inc. (Japan)	6,600	145,993

Transatlantic Holdings, Inc.	404	22,111

Travelers Cos., Inc. (The)	2,600	153,842

TrustCo Bank Corp.	3,733	20,942

U.S. Bancorp	14,100	381,405

Universal Health Realty Income Trust R	392	15,288

Urstadt Biddle Properties, Inc. Class A R	1,253	22,654

Virginia Commerce Bancorp, Inc. † S	3,751	28,995

Walker & Dunlop, Inc. †	1,221	15,336

Washington Banking Co.	1,805	21,498

Webster Financial Corp.	1,179	24,040

Wells Fargo & Co.	15,185	418,499

Westfield Retail Trust (Australia) R	33,855	86,122

Westpac Banking Corp. (Australia)	6,010	122,674

Wheelock and Co., Ltd. (Hong Kong)	12,000	29,693

World Acceptance Corp. †	469	34,472

		14,611,890
Health care (5.7%)
Abbott Laboratories	3,800	213,674

ABIOMED, Inc. †	1,819	33,597

Aetna, Inc.	8,122	342,667

Affymetrix, Inc. †	4,449	18,196

Air Methods Corp. † S	234	19,761

Allergan, Inc.	8,000	701,920

Amedisys, Inc. †	374	4,080

AmerisourceBergen Corp.	9,900	368,181

AmSurg Corp. †	1,064	27,707

Astellas Pharma, Inc. (Japan)	2,600	105,643

AstraZeneca PLC (United Kingdom)	4,320	200,102

athenahealth, Inc. †	364	17,880

AVEO Pharmaceuticals, Inc. †	1,076	18,507

Bayer AG (Germany)	512	32,734

BioMarin Pharmaceuticals, Inc. † S	566	19,459

Biosensors International Group, Ltd. (Singapore) †	43,000	47,382

Biotest AG (Preference) (Germany)	447	23,001

Cardinal Health, Inc.	6,900	280,209

Centene Corp. †	1,212	47,983

Coloplast A/S Class B (Denmark)	401	57,562

Computer Programs & Systems, Inc.	267	13,646

Conmed Corp. †	2,141	54,959

COMMON STOCKS (48.4%)* cont.	Shares	Value

Health care cont.
Cooper Companies, Inc. (The)	619	$43,652

Covidien PLC (Ireland)	3,000	135,030

Cubist Pharmaceuticals, Inc. † S	2,011	79,676

Depomed, Inc. †	2,795	14,478

Elan Corp. PLC ADR (Ireland) † S	5,033	69,153

Eli Lilly & Co.	12,463	517,962

Endo Pharmaceuticals Holdings, Inc. †	5,322	183,769

Forest Laboratories, Inc. † S	16,125	487,943

Fresenius SE (Germany)	1,288	119,153

Gentiva Health Services, Inc. †	746	5,036

Gilead Sciences, Inc. †	17,200	703,996

GlaxoSmithKline PLC (United Kingdom)	13,275	302,705

Greatbatch, Inc. † S	2,026	44,967

Grifols SA ADR (Spain) †	9,736	53,840

Hi-Tech Pharmacal Co., Inc. †	1,010	39,279

Humana, Inc.	3,600	315,396

ISTA Pharmaceuticals, Inc. †	4,083	28,785

Jazz Pharmaceuticals, Inc. †	3,446	133,119

Johnson & Johnson	11,510	754,826

Kensey Nash Corp. † S	774	14,853

Kindred Healthcare, Inc. † S	3,067	36,099

Laboratory Corp. of America Holdings †	3,500	300,895

Lincare Holdings, Inc. S	892	22,933

Magellan Health Services, Inc. †	965	47,739

Medco Health Solutions, Inc. †	9,600	536,640

Medicines Co. (The) †	1,229	22,909

Medicis Pharmaceutical Corp. Class A	889	29,559

MELA Sciences, Inc. †	5,011	18,491

Merck & Co., Inc.	10,518	396,529

Metropolitan Health Networks, Inc. †	4,016	30,000

Mitsubishi Tanabe Pharma (Japan)	5,600	88,561

Molina Healthcare, Inc. † S	1,726	38,542

Momenta Pharmaceuticals, Inc. †	703	12,225

Novartis AG (Switzerland)	5,138	293,515

Obagi Medical Products, Inc. †	2,691	27,345

Omnicare, Inc.	2,348	80,889

Onyx Pharmaceuticals, Inc. †	615	27,029

OraSure Technologies, Inc. †	11,226	102,269

Orion Oyj Class B (Finland)	2,238	43,546

Par Pharmaceutical Cos., Inc. †	3,286	107,551

Pernix Therapeutics Holdings †	1,885	17,455

Pfizer, Inc.	30,723	664,846

Questcor Pharmaceuticals, Inc. † S	749	31,143

Roche Holding AG (Switzerland)	640	108,235

RTI Biologics, Inc. †	7,511	33,349

Salix Pharmaceuticals, Ltd. †	662	31,677

Sanofi (France)	4,968	363,514

Spectrum Pharmaceuticals, Inc. †	2,455	35,917

STAAR Surgical Co. † S	2,656	27,861

Suzuken Co., Ltd. (Japan)	1,900	52,635

SXC Health Solutions Corp. (Canada) †	524	29,596

Synergetics USA, Inc. †	2,780	20,516

Synthes, Inc. (Switzerland)	504	84,365

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	2,163	87,299

Thoratec Corp. †	660	22,150

Triple-S Management Corp. Class B (Puerto Rico) †	1,837	36,777

Putnam VT Global Asset Allocation Fund 11

COMMON STOCKS (48.4%)* cont.	Shares	Value

Health care cont.
United Therapeutics Corp. †	405	$19,136

UnitedHealth Group, Inc.	12,821	649,768

ViroPharma, Inc. † S	3,942	107,971

Waters Corp. † S	6,800	503,540

WellCare Health Plans, Inc. †	703	36,908

Zoll Medical Corp. †	374	23,629

		11,948,021
Technology (8.8%)
Acacia Research — Acacia Technologies
(Tracking Stock) †	1,382	50,457

Accenture PLC Class A S	9,600	511,008

Actuate Corp. †	11,015	64,548

Acxiom Corp. †	2,773	33,858

Advanced Micro Devices, Inc. †	2,600	14,040

Anixter International, Inc. † S	438	26,122

Apple, Inc. †	14,472	5,861,160

Applied Materials, Inc.	51,700	553,707

Aspen Technology, Inc. †	1,357	23,544

Asustek Computer, Inc. (Taiwan)	3,660	26,046

Baidu, Inc. ADR (China) †	445	51,829

CA, Inc.	10,900	220,344

CACI International, Inc. Class A † S	414	23,151

Ceva, Inc. † S	989	29,927

Cirrus Logic, Inc. †	1,669	26,454

Cisco Systems, Inc.	9,700	175,376

Coherent, Inc. †	247	12,911

Computershare, Ltd. (Australia)	2,984	24,415

Concur Technologies, Inc. †	498	25,293

Cypress Semiconductor Corp. †	3,064	51,751

Dell, Inc. †	30,027	439,295

EnerSys †	1,721	44,694

Entegris, Inc. †	5,404	47,150

Entropic Communications, Inc. † S	5,970	30,507

Fair Isaac Corp.	1,999	71,644

FEI Co. † S	1,862	75,932

First Solar, Inc. † S	490	16,542

Fujitsu, Ltd. (Japan)	35,000	181,607

Gemalto NV (Netherlands)	577	27,947

Google, Inc. Class A †	1,810	1,169,079

GT Advanced Technologies, Inc. †	885	6,407

Harris Corp. S	3,300	118,932

Hewlett-Packard Co.	17,059	439,440

Hollysys Automation Technologies, Ltd.
(China) † S	2,500	20,800

HomeAway, Inc. † S	729	16,949

Hon Hai Precision Industry Co., Ltd. (Taiwan)	6,600	18,037

Honeywell International, Inc. S	14,700	798,945

IBM Corp.	5,872	1,079,743

Infineon Technologies AG (Germany)	9,670	72,783

Infospace, Inc. †	1,443	15,859

InnerWorkings, Inc. †	1,958	18,229

Integrated Silicon Solutions, Inc. †	942	8,610

Intel Corp.	12,953	314,110

Ixia † S	3,285	34,525

KEMET Corp. †	1,734	12,225

Konami Corp. (Japan)	2,800	83,755

Kulicke & Soffa Industries, Inc. †	4,826	44,641

COMMON STOCKS (48.4%)* cont.	Shares	Value

Technology cont.
L-3 Communications Holdings, Inc.	6,600	$440,088

Lenovo Group, Ltd. (China)	58,000	38,544

Lexmark International, Inc. Class A S	671	22,190

LivePerson, Inc. †	1,813	22,753

Manhattan Associates, Inc. †	927	37,525

Microsoft Corp.	58,411	1,516,350

MicroStrategy, Inc. † S	353	38,237

Monotype Imaging Holdings, Inc. †	2,351	36,652

Nanometrics, Inc. † S	1,141	21,017

NIC, Inc. †	1,636	21,775

Nokia OYJ (Finland)	1,210	5,847

Nova Measuring Instruments, Ltd. (Israel) †	3,437	25,331

Novellus Systems, Inc. † S	6,843	282,547

Omnivision Technologies, Inc. † S	1,178	14,413

Oracle Corp.	23,882	612,573

Pace PLC (United Kingdom)	10,154	11,306

PC-Tel, Inc.	1,141	7,804

Photronics, Inc. † S	3,817	23,207

Plantronics, Inc. S	619	22,061

QLogic Corp. †	23,020	345,300

Qualcomm, Inc.	3,639	199,053

Quest Software, Inc. †	1,600	29,760

RF Micro Devices, Inc. † S	6,839	36,931

Samsung Electronics Co., Ltd. (South Korea)	49	45,008

SanDisk Corp. † S	300	14,763

SAP AG (Germany)	1,180	62,390

Silicon Graphics International Corp. †	1,118	12,812

Skyworth Digital Holdings, Ltd. (China)	78,000	27,176

Spreadtrum Communications, Inc. ADR (China)	500	10,440

STEC, Inc. † S	2,349	20,178

Synchronoss Technologies, Inc. † S	911	27,521

Taiwan Semiconductor Manufacturing Co., Ltd.
(Taiwan)	6,000	15,005

Taleo Corp. Class A † S	471	18,223

Tech Data Corp. † S	5,230	258,414

Telefonaktiebolaget LM Ericsson Class B (Sweden)	2,908	29,539

Tencent Holdings, Ltd. (China)	1,700	34,235

Teradata Corp. †	3,200	155,232

Teradyne, Inc. † S	27,676	377,224

TIBCO Software, Inc. †	1,972	47,151

TTM Technologies, Inc. † S	4,292	47,040

Ultimate Software Group, Inc. †	390	25,397

Ultratech, Inc. †	600	14,742

Unimicron Technology Corp. (Taiwan)	18,000	21,150

Unisys Corp. †	490	9,658

Verint Systems, Inc. †	1,225	33,737

Websense, Inc. †	1,319	24,705

Western Digital Corp. †	6,700	207,365

		18,364,697
Transportation (0.6%)
AirAsia Bhd (Malaysia)	36,600	43,435

Alaska Air Group, Inc. †	949	71,260

Central Japan Railway Co. (Japan)	26	219,439

ComfortDelgro Corp., Ltd. (Singapore)	49,000	53,383

Deutsche Post AG (Germany)	1,928	29,642

Genesee & Wyoming, Inc. Class A †	1,483	89,840

Hitachi Transport System, Ltd. (Japan)	900	15,446

12 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (48.4%)* cont.	Shares	Value

Transportation cont.
International Consolidated Airlines Group SA
(United Kingdom) †	14,335	$32,141

Southwest Airlines Co.	15,605	133,579

Swift Transportation Co. †	5,625	46,350

United Continental Holdings, Inc. † S	16,900	318,903

US Airways Group, Inc. † S	3,469	17,588

Wabtec Corp.	461	32,247

Yangzijiang Shipbuilding Holdings, Ltd. (China)	168,000	117,548

		1,220,801
Utilities and power (1.6%)
AES Corp. (The) †	25,161	297,906

Alliant Energy Corp.	3,781	166,780

Ameren Corp.	3,500	115,955

American Electric Power Co., Inc.	4,149	171,395

Centrica PLC (United Kingdom)	15,693	70,432

China Resources Power Holdings Co., Ltd. (China)	12,000	23,129

China WindPower Group, Ltd. (China) †	360,000	13,472

Chubu Electric Power, Inc. (Japan)	1,500	28,007

CMS Energy Corp. S	7,200	158,976

Electric Power Development Co. (Japan)	1,300	34,552

Enel SpA (Italy)	19,851	80,444

Energias de Portugal (EDP) SA (Portugal)	48,549	150,215

Entergy Corp. S	3,200	233,760

Exelon Corp. S	13,800	598,506

Fortum OYJ (Finland)	1,276	27,148

GDF Suez (France)	876	23,825

International Power PLC (United Kingdom)	3,088	16,155

NRG Energy, Inc. †	7,600	137,712

Origin Energy, Ltd. (Australia)	2,461	33,445

Public Power Corp. SA (Greece)	1,874	9,116

Red Electrica Corp. SA (Spain)	4,470	190,728

RWE AG (Germany)	1,019	35,698

TECO Energy, Inc. S	22,700	434,478

Toho Gas Co., Ltd. (Japan)	8,000	50,929

Tokyo Gas Co., Ltd. (Japan)	12,000	55,144

Westar Energy, Inc.	5,302	152,201

		3,310,108

Total common stocks (cost $93,360,456)		$101,096,745

CORPORATE BONDS AND NOTES (16.5%)*	Principal amount	Value

Basic materials (1.2%)
AbitibiBowater, Inc. 144A company
guaranty sr. notes 10 1/4s, 2018 (Canada)	$10,000	$11,025

Airgas, Inc. sr. unsec. unsub. notes 2.85s, 2013	30,000	30,493

Allegheny Technologies, Inc. sr. unsec.
unsub. notes 9 3/8s, 2019	20,000	25,542

Allegheny Technologies, Inc. sr. unsec.
unsub. notes 5.95s, 2021	15,000	15,943

ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)	110,000	121,680

Associated Materials, LLC company
guaranty sr. notes 9 1/8s, 2017	50,000	43,625

Atkore International, Inc. company
guaranty sr. notes 9 7/8s, 2018	60,000	57,450

BHP Billiton Finance USA, Ltd. company guaranty
sr. unsec. unsub. notes 6 1/2s, 2019 (Canada)	70,000	86,489

Celanese US Holdings, LLC company
guaranty sr. unsec. notes 6 5/8s, 2018 (Germany)	20,000	21,250

Celanese US Holdings, LLC sr. notes 5 7/8s,
2021 (Germany)	50,000	51,625

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount	Value

Basic materials cont.
Compass Minerals International, Inc. company
guaranty sr. unsec. notes 8s, 2019	$45,000	$48,488

Dow Chemical Co. (The) sr. unsec. notes 5 1/4s, 2041	20,000	21,092

Dow Chemical Co. (The) sr. unsec.
unsub. notes 8.55s, 2019	50,000	65,416

Dynacast International, LLC/Dynacast
Finance, Inc. 144A notes 9 1/4s, 2019	15,000	14,138

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021	95,000	103,087

Exopack Holding Corp. 144A sr. notes 10s, 2018	30,000	30,000

Ferro Corp. sr. unsec. notes 7 7/8s, 2018	60,000	60,300

FMG Resources August 2006 Pty, Ltd. 144A company
guaranty sr. unsec. notes 6 3/8s, 2016 (Australia)	15,000	14,550

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 8 1/4s, 2019 (Australia)	35,000	35,350

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 7s, 2015 (Australia)	35,000	35,350

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 6 7/8s, 2018 (Australia)	55,000	52,690

Freeport-McMoRan Copper & Gold, Inc. sr. unsec.
notes 8 3/8s, 2017 (Indonesia)	307,000	325,036

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty notes 9s, 2020	20,000	16,500

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty sr. notes
8 7/8s, 2018	35,000	32,813

Huntsman International, LLC company
guaranty sr. unsec. sub. notes 8 5/8s, 2021	25,000	26,500

Huntsman International, LLC company
guaranty sr. unsec. sub. notes 8 5/8s, 2020	45,000	47,700

International Paper Co. sr. unsec. notes
7.95s, 2018	80,000	97,378

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019	50,000	68,702

Lyondell Chemical Co. company
guaranty sr. notes 8s, 2017	35,000	38,238

Lyondell Chemical Co. company guaranty
notes 11s, 2018	52,405	57,252

Momentive Performance Materials, Inc. notes 9s, 2021	70,000	53,200

NewPage Corp. company guaranty sr. notes
11 3/8s, 2014 (In default) †	20,000	14,775

Nexeo Solutions, LLC/Nexeo Solutions
Finance Corp. 144A company
guaranty sr. sub. notes 8 3/8s, 2018	30,000	29,850

Norbord, Inc. sr. unsub. plants equip. 7 1/4s,
2012 (Canada)	10,000	9,950

Novelis, Inc. company guaranty sr. unsec.
notes 8 3/4s, 2020	75,000	80,438

Novelis, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2015	45,000	44,663

Old All, Inc. company guaranty sr. unsec.
notes 9s, 2014 (In default) † F	55,000	—

Pregis Corp. company
guaranty sr. sub. notes 12 3/8s, 2013	25,000	23,875

Rio Tinto Finance USA, Ltd. company
guaranty sr. unsec. notes 9s, 2019 (Australia)	62,000	84,616

Smurfit Kappa Funding PLC sr. unsec.
sub. notes 7 3/4s, 2015 (Ireland)	40,000	40,000

Smurfit Kappa Treasury company guaranty
sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)	5,000	4,725

Solo Cup Co. company guaranty notes 10 1/2s, 2013	10,000	10,150

Solutia, Inc. company guaranty sr. unsec.
notes 8 3/4s, 2017	45,000	49,163

Putnam VT Global Asset Allocation Fund 13

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount	Value

Basic materials cont.
Solutia, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2020	$50,000	$54,250

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012	5,000	5,206

Steel Dynamics, Inc. sr. unsec.
unsub. notes 7 3/4s, 2016	45,000	46,913

Teck Resources Limited sr. notes 10 1/4s, 2016
(Canada)	45,000	51,750

Thompson Creek Metals Co., Inc. company
guaranty sr. unsec. notes 7 3/8s, 2018 (Canada)	20,000	17,800

TPC Group, LLC company guaranty sr. notes
8 1/4s, 2017	40,000	40,000

Tube City IMS Corp. company guaranty sr. unsec.
sub. notes 9 3/4s, 2015	55,000	55,550

Verso Paper Holdings, LLC/Verso Paper, Inc.
company guaranty sr. notes 8 3/4s, 2019	30,000	18,300

Xstrata Finance Canada, Ltd. 144A company
guaranty 5.8s, 2016 (Canada)	35,000	38,181

Xstrata Finance Canada, Ltd. 144A company
guaranty sr. unsec notes 6s, 2041 (Canada)	5,000	5,091

		2,434,148
Capital goods (0.8%)
Allied Waste North America, Inc. company
guaranty sr. unsec. notes 6 7/8s, 2017	100,000	105,750

Allison Transmission 144A company guaranty
11s, 2015	44,000	46,420

Altra Holdings, Inc. company
guaranty sr. notes 8 1/8s, 2016	70,000	74,375

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2019	15,000	14,700

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 5 1/4s, 2014	25,000	24,750

American Axle & Manufacturing, Inc. 144A company
guaranty sr. notes 9 1/4s, 2017	42,000	45,570

BE Aerospace, Inc. sr. unsec.
unsub. notes 6 7/8s, 2020	10,000	10,925

Berry Plastics Corp. company guaranty notes FRN
4.421s, 2014	25,000	23,500

Berry Plastics Corp. company
guaranty sr. notes 9 1/2s, 2018	30,000	30,150

Berry Plastics Corp. notes 9 3/4s, 2021	30,000	29,925

Berry Plastics Holding Corp. company
guaranty sr. unsec. sub. notes 10 1/4s, 2016	20,000	19,300

Boeing Capital Corp. sr. unsec.
unsub. notes 4.7s, 2019	40,000	45,525

Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6 7/8s, 2020	35,000	35,875

Crown Americas, LLC/Crown Americas Capital Corp.
III company guaranty sr. unsec. notes 6 1/4s, 2021	20,000	20,900

Exide Technologies sr. notes 8 5/8s, 2018	65,000	50,050

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019	45,000	46,013

John Deere Capital Corp. notes Ser. MTN, 5 1/4s, 2012	65,000	67,268

Kratos Defense & Security Solutions, Inc. company
guaranty sr. notes 10s, 2017	85,000	87,125

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	159,000	197,615

Meritor, Inc. company guaranty sr. unsec.
notes 8 1/8s, 2015	15,000	13,425

Pittsburgh Glass Works, LLC 144A
sr. notes 8 1/2s, 2016	70,000	67,375

Polypore International, Inc. company
guaranty sr. unsec. notes 7 1/2s, 2017	30,000	31,050

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount	Value

Capital goods cont.
Raytheon Co. sr. unsec. notes 4 7/8s, 2040	$20,000	$21,037

Ryerson Holding Corp. sr. disc. notes zero %, 2015	15,000	6,863

Ryerson, Inc. company guaranty sr. notes 12s, 2015	89,000	89,890

Staples, Inc. sr. unsec. notes 9 3/4s, 2014	70,000	80,043

Tenneco, Inc. company guaranty sr. unsec.
notes 8 1/8s, 2015	20,000	20,800

Tenneco, Inc. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2018	20,000	21,200

Tenneco, Inc. company
guaranty sr. unsub. notes 6 7/8s, 2020	35,000	35,875

Terex Corp. company guaranty sr. unsec.
notes 10 7/8s, 2016	15,000	16,575

Terex Corp. sr. unsec. sub. notes 8s, 2017	70,000	68,600

Thermadyne Holdings Corp. company
guaranty sr. notes 9s, 2017	65,000	67,275

Thermon Industries, Inc. company
guaranty sr. notes 9 1/2s, 2017	34,000	36,635

TransDigm, Inc. company guaranty unsec.
sub. notes 7 3/4s, 2018	55,000	59,125

United Technologies Corp. sr. unsec.
notes 5 3/8s, 2017	107,000	126,400

		1,737,904
Communication services (2.0%)
Adelphia Communications Corp. escrow
bonds zero %, 2012	55,000	165

American Tower REIT, Inc. sr. unsec. notes 7s, 2017 R	75,000	84,696

AT&T, Inc. company guaranty sr. unsec.
unsub. notes 5.35s, 2040	10,000	11,249

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	45,000	52,089

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	30,000	36,832

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	112,000	150,650

Bresnan Broadband Holdings, LLC 144A company
guaranty sr. unsec. unsub. notes 8s, 2018	30,000	31,050

Cablevision Systems Corp. sr. unsec.
unsub. notes 8 5/8s, 2017	100,000	110,750

Cablevision Systems Corp. sr. unsec.
unsub. notes 8s, 2020	15,000	16,088

CCH II, LLC/CCH II Capital company
guaranty sr. unsec. notes 13 1/2s, 2016	21,717	25,083

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 7 7/8s, 2018	30,000	31,988

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 6 1/2s, 2021	30,000	30,450

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. unsub. notes 7 3/8s, 2020	25,000	26,375

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsub. notes 7s, 2019	30,000	31,200

CenturyLink, Inc. sr. unsec. unsub. notes Ser. L,
7 7/8s, 2012	105,000	108,412

Cequel Communications Holdings I, LLC/Cequel
Capital Corp. 144A sr. notes 8 5/8s, 2017	85,000	90,100

Cincinnati Bell, Inc. company guaranty sr. unsec.
notes 7s, 2015	20,000	20,075

Cincinnati Bell, Inc. company guaranty sr. unsec.
sub. notes 8 3/4s, 2018	50,000	46,438

Clearwire Communications, LLC/Clearwire
Finance, Inc. 144A company
guaranty sr. notes 12s, 2015	90,000	86,175

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.95s, 2037	126,000	160,311

Cox Communications, Inc. 144A notes 5 7/8s, 2016	27,000	31,097

14 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount	Value

Communication services cont.
Cricket Communications, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2020	$50,000	$43,750

Cricket Communications, Inc. company
guaranty sr. unsec. unsub. notes 10s, 2015	110,000	110,000

Crown Castle International Corp. sr. unsec.
notes 7 1/8s, 2019	15,000	16,200

Crown Castle Towers, LLC 144A company
guaranty sr. notes 4.883s, 2020	15,000	15,331

CSC Holdings, LLC 144A sr. unsec.
unsub. notes 6 3/4s, 2021	25,000	26,313

Deutsche Telekom International Finance BV company
guaranty 8 3/4s, 2030 (Germany)	73,000	101,828

Equinix, Inc. sr. unsec. notes 7s, 2021	25,000	26,500

France Telecom sr. unsec. unsub. notes 8 1/2s,
2031 (France)	39,000	55,611

France Telecom sr. unsec. unsub. notes 4 1/8s,
2021 (France)	46,000	46,371

Frontier Communications Corp. sr. unsec.
notes 8 1/2s, 2020	70,000	71,663

Frontier Communications Corp. sr. unsec.
notes 8 1/4s, 2017	30,000	30,675

Hughes Satellite Systems Corp. 144A sr. notes
6 1/2s, 2019	45,000	46,913

Hughes Satellite Systems Corp. 144A sr. unsec. notes
7 5/8s, 2021	50,000	52,500

Intelsat Jackson Holding Co. company
guaranty sr. unsec. notes 11 1/4s, 2016
(Bermuda)	55,000	57,888

Intelsat Jackson Holdings SA 144A company
guaranty sr. notes 7 1/2s, 2021 (Bermuda)	50,000	50,563

Intelsat Luxembourg SA company
guaranty sr. unsec. notes 11 1/2s, 2017
(Luxembourg) ‡‡	86,562	83,532

Intelsat Luxembourg SA company
guaranty sr. unsec. notes 11 1/4s, 2017
(Luxembourg)	205,000	198,338

Intelsat Luxembourg SA 144A company
guaranty sr. unsec. notes 11 1/2s, 2017
(Luxembourg) ‡‡	35,000	33,775

Koninklijke (Royal) KPN NV sr. unsec.
unsub. bonds 8 3/8s, 2030 (Netherlands)	30,000	38,493

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 9 3/8s, 2019	30,000	31,313

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 9 1/4s, 2014	90,000	92,025

Level 3 Financing, Inc. 144A company
guaranty sr. unsec. notes 8 1/8s, 2019	10,000	9,850

Mediacom, LLC/Mediacom Capital Corp. sr. unsec.
notes 9 1/8s, 2019	35,000	37,144

MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 7 7/8s, 2018	70,000	71,050

Nextel Communications, Inc. company
guaranty sr. unsec. notes Ser. D, 7 3/8s, 2015	15,000	13,725

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 10s, 2016	75,000	85,125

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 7 5/8s, 2021	50,000	49,500

PAETEC Holding Corp. company
guaranty sr. notes 8 7/8s, 2017	45,000	48,600

PAETEC Holding Corp. company guaranty sr. unsec.
notes 9 7/8s, 2018	40,000	44,000

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount	Value

Communication services cont.
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014	$15,000	$15,057

Qwest Corp. notes 6 3/4s, 2021	131,000	142,602

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025	25,000	27,364

Rogers Communications, Inc. sec. notes 6 3/8s,
2014 (Canada)	93,000	102,545

SBA Telecommunications, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2019	5,000	5,438

SBA Telecommunications, Inc. company
guaranty sr. unsec. notes 8s, 2016	75,000	80,813

Sprint Capital Corp. company guaranty 6 7/8s, 2028	190,000	135,613

Sprint Nextel Corp. sr. notes 8 3/8s, 2017	90,000	80,663

Sprint Nextel Corp. sr. unsec. notes 6s, 2016	30,000	24,900

Sprint Nextel Corp. 144A company
guaranty sr. unsec. notes 9s, 2018	40,000	41,950

Time Warner Cable, Inc. company
guaranty sr. unsec. notes 7 1/2s, 2014	20,000	22,418

Time Warner Cable, Inc. company
guaranty sr. unsec. unsub. notes 8 1/4s, 2014	120,000	135,479

Time Warner Cable, Inc. company
guaranty sr. unsec. unsub. notes 6 3/4s, 2039	25,000	29,543

Verizon Communications, Inc. sr. unsec.
unsub. notes 8 3/4s, 2018	90,000	121,544

Verizon New Jersey, Inc. debs. 8s, 2022	45,000	57,013

Verizon Pennsylvania, Inc. debs. 8.35s, 2030	50,000	62,441

Wind Acquisition Finance SA 144A
sr. notes 11 3/4s, 2017 (Netherlands)	100,000	89,500

Windstream Corp. company guaranty sr. unsec.
unsub. notes 8 1/8s, 2018	15,000	16,069

Windstream Corp. company guaranty sr. unsec.
unsub. notes 8 1/8s, 2013	5,000	5,350

Windstream Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2017	65,000	70,363

Windstream Corp. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2021	30,000	30,750

		4,067,264
Consumer cyclicals (2.6%)
Academy Ltd./Academy Finance Corp. 144A company
guaranty sr. unsec. notes 9 1/4s, 2019	5,000	4,900

Affinion Group Holdings, Inc. company
guaranty sr. unsec. notes 11 5/8s, 2015	40,000	33,200

Affinion Group, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2018	50,000	42,250

Affinion Group, Inc. company guaranty sr. unsec.
sub. notes 11 1/2s, 2015	45,000	39,263

AMC Entertainment, Inc. company
guaranty sr. sub. notes 9 3/4s, 2020	65,000	61,750

AMC Entertainment, Inc. sr. sub. notes 8s, 2014	20,000	19,750

American Casino & Entertainment Properties LLC
sr. notes 11s, 2014	53,000	53,928

American Media, Inc. 144A notes 13 1/2s, 2018	3,167	2,565

ARAMARK Holdings Corp. 144A sr. unsec.
notes 8 5/8s, 2016 ‡‡	15,000	15,450

Autonation, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2018	15,000	15,750

Beazer Homes USA, Inc. company
guaranty sr. unsec. notes 6 7/8s, 2015	20,000	14,950

Beazer Homes USA, Inc. company
guaranty sr. unsec. unsub. notes 9 1/8s, 2018	25,000	17,125

Beazer Homes USA, Inc. sr. unsec. notes 9 1/8s, 2019	15,000	10,238

Bon-Ton Department Stores, Inc. (The) company
guaranty 10 1/4s, 2014	65,000	41,681

Putnam VT Global Asset Allocation Fund 15

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Brickman Group Holdings, Inc. 144A
sr. notes 9 1/8s, 2018	$10,000	$8,900

Building Materials Corp. 144A company
guaranty sr. notes 7 1/2s, 2020	40,000	43,000

Building Materials Corp. 144A sr. notes 7s, 2020	15,000	16,125

Building Materials Corp. 144A sr. notes 6 7/8s, 2018	20,000	21,000

Building Materials Corp. 144A sr. notes 6 3/4s, 2021	15,000	15,750

Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec notes 10s, 2019	35,000	34,213

Caesars Entertainment Operating Co., Inc. company
guaranty sr. notes 10s, 2018	40,000	27,400

Caesars Entertainment Operating Co., Inc.
sr. notes 11 1/4s, 2017	210,000	222,863

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021	70,000	74,736

Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. company guaranty sr. unsec.
notes 9 1/8s, 2018	5,000	5,438

Cengage Learning Acquisitions, Inc. 144A
sr. notes 10 1/2s, 2015	30,000	21,525

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018	35,000	30,538

Cenveo Corp. 144A company guaranty sr. unsec.
notes 10 1/2s, 2016	50,000	42,125

Choice Hotels International, Inc. company
guaranty sr. unsec. unsub. notes 5.7s, 2020	65,000	67,582

Cinemark USA, Inc. company guaranty sr. unsec.
notes 8 5/8s, 2019	25,000	27,188

Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 7 3/8s, 2021	5,000	5,113

CityCenter Holdings LLC/CityCenter Finance Corp.
144A company guaranty sr. notes 10 3/4s, 2017 ‡‡	63,335	65,314

Clear Channel Communications, Inc. company
guaranty sr. notes 9s, 2021	45,000	37,913

Clear Channel Communications, Inc. company
guaranty unsec. unsub. notes 10 3/4s, 2016	15,000	10,050

Clear Channel Communications, Inc. sr. unsec.
notes 5 1/2s, 2014	40,000	30,000

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017	115,000	124,200

Compucom Systems, Inc. 144A
sr. sub. notes 12 1/2s, 2015	30,000	30,600

Cumulus Media, Inc. 144A sr. notes 7 3/4s, 2019	50,000	44,375

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. notes 7 5/8s, 2016	25,000	26,531

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. notes 5s, 2021	40,000	42,809

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. unsub. notes 5 7/8s, 2019	40,000	45,025

DISH DBS Corp. company guaranty 6 5/8s, 2014	5,000	5,338

DISH DBS Corp. company guaranty sr. unsec.
notes 7 7/8s, 2019	85,000	96,050

DISH DBS Corp. company guaranty sr. unsec.
notes 6 3/4s, 2021	40,000	43,100

Entercom Radio, LLC 144A company
guaranty sr. sub. notes 10 1/2s, 2019	40,000	40,000

Expedia, Inc. company guaranty sr. unsec.
notes 7.456s, 2018	30,000	33,450

FelCor Lodging LP company guaranty sr.
notes 10s, 2014 R	61,000	66,795

FelCor Lodging LP company
guaranty sr. notes 6 3/4s, 2019 R	60,000	57,600

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Ford Motor Credit Co., LLC sr. unsec.
notes 8 1/8s, 2020	$100,000	$117,750

Gray Television, Inc. company
guaranty sr. notes 10 1/2s, 2015	50,000	47,250

Hanesbrands, Inc. company guaranty sr. unsec.
notes 6 3/8s, 2020	35,000	35,525

Home Depot, Inc. (The) sr. unsec.
unsub. notes 5.4s, 2016	65,000	75,073

Interactive Data Corp. company
guaranty sr. unsec. notes 10 1/4s, 2018	85,000	93,075

Isle of Capri Casinos, Inc. company guaranty 7s, 2014	51,000	47,685

Isle of Capri Casinos, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	35,000	32,025

Jarden Corp. company guaranty sr. unsec.
sub. notes 7 1/2s, 2017	115,000	121,900

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017	40,000	42,400

Johnson Controls, Inc. sr. unsec. notes 5.7s, 2041	10,000	11,261

Lamar Media Corp. company
guaranty sr. sub. notes 7 7/8s, 2018	15,000	15,900

Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2016	163,000	160,148

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	65,000	67,600

Liberty Interactive, LLC debs. 8 1/4s, 2030	50,000	48,063

Limited Brands, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2021	40,000	42,400

M/I Homes, Inc. company guaranty sr. unsec.
notes 8 5/8s, 2018	70,000	61,950

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 5.9s, 2016	45,000	50,229

Mashantucket Western Pequot Tribe 144A
bonds Ser. A, 8 1/2s, 2015 (In default) †	40,000	1,800

Masonite International Corp., 144A company
guaranty sr. notes 8 1/4s, 2021 (Canada)	60,000	58,800

MGM Resorts International company
guaranty sr. notes 9s, 2020	10,000	11,075

MGM Resorts International company
guaranty sr. unsec. notes 6 7/8s, 2016	15,000	13,875

MGM Resorts International company
guaranty sr. unsec. notes 6 5/8s, 2015	20,000	19,000

MGM Resorts International sr. notes 10 3/8s, 2014	5,000	5,713

MGM Resorts International sr. notes 6 3/4s, 2012	95,000	96,188

Michaels Stores, Inc. company guaranty 11 3/8s, 2016	30,000	31,797

MTR Gaming Group, Inc. 144A notes 11 1/2s, 2019	105,000	89,250

Navistar International Corp. sr. notes 8 1/4s, 2021	59,000	62,540

Needle Merger Sub Corp. 144A sr. unsec.
notes 8 1/8s, 2019	35,000	33,338

News America Holdings, Inc. company
guaranty 7 3/4s, 2024	50,000	61,798

News America Holdings, Inc. debs. 7 3/4s, 2045	85,000	104,072

Nielsen Finance, LLC/Nielsen Finance Co. company
guaranty sr. unsec. notes 7 3/4s, 2018	35,000	37,800

Nortek, Inc. 144A company guaranty sr. notes
8 1/2s, 2021	15,000	12,675

Nortek, Inc. 144A company guaranty sr. unsec.
notes 10s, 2018	50,000	47,375

Owens Corning company guaranty sr. unsec.
notes 9s, 2019	110,000	131,175

Penn National Gaming, Inc. sr. unsec.
sub. notes 8 3/4s, 2019	25,000	27,188

16 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 7 3/4s, 2016	$65,000	$66,625

PETCO Animal Supplies, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018	25,000	26,750

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016	35,000	33,250

Pinnacle Entertainment, Inc. company
guaranty sr. unsec. notes 8 5/8s, 2017	5,000	5,288

Pinnacle Entertainment, Inc. company
guaranty sr. unsec. sub. notes 7 1/2s, 2015	70,000	69,300

Pulte Group, Inc. company guaranty sr. unsec.
notes 7 5/8s, 2017	40,000	39,600

Pulte Group, Inc. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2032	30,000	24,150

QVC Inc. 144A sr. notes 7 3/8s, 2020	25,000	26,688

Realogy Corp. company guaranty sr. unsec.
unsub. notes 11 1/2s, 2017	60,000	46,800

Realogy Corp. 144A company guaranty
sr. notes 7 7/8s, 2019	15,000	13,050

Regal Entertainment Group company
guaranty sr. unsec. notes 9 1/8s, 2018	60,000	64,350

ROC Finance, LLC/ROC Finance 1 Corp. 144A
notes 12 1/8s, 2018	50,000	52,625

Roofing Supply Group, LLC/Roofing Supply
Finance, Inc. 144A sr. notes 8 5/8s, 2017	50,000	51,000

Sabre Holdings Corp. sr. unsec.
unsub. notes 8.35s, 2016	55,000	42,075

Scotts Miracle-Gro Co. (The) 144A
sr. notes 6 5/8s, 2020	40,000	40,600

Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	15,000	14,850

Sealy Mattress Co. 144A company guaranty sr. sec.
notes 10 7/8s, 2016	50,000	54,625

Sears Holdings Corp. company guaranty 6 5/8s, 2018	35,000	26,600

Standard Pacific Corp. company
guaranty sr. unsec. unsub. notes 7s, 2015	5,000	4,775

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse
HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016	15,000	15,375

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	5,000	6,512

Time Warner, Inc. company guaranty sr. unsec.
notes 4.7s, 2021	65,000	70,082

Time Warner, Inc. company guaranty sr. unsec.
notes 3.15s, 2015	10,000	10,401

Time Warner, Inc. debs. 9.15s, 2023	40,000	54,714

Toys R Us — Delaware, Inc. 144A company
guaranty sr. notes 7 3/8s, 2016	10,000	10,100

Toys R Us Property Co., LLC company
guaranty sr. unsec. notes 10 3/4s, 2017	90,000	98,438

Travelport, LLC company guaranty 11 7/8s, 2016	10,000	2,900

Travelport, LLC company guaranty 9 7/8s, 2014	25,000	14,875

Travelport, LLC/Travelport, Inc. company
guaranty sr. unsec. notes 9s, 2016	30,000	16,575

TRW Automotive, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 3/8s, 2014 EUR	50,000	65,813

Univision Communications, Inc. 144A company
guaranty sr. unsec. notes 8 1/2s, 2021	$40,000	36,400

Wal-Mart Stores, Inc. sr. unsec.
unsub. notes 6 1/2s, 2037	142,000	196,171

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040	10,000	11,769

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041	10,000	10,612

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021	30,000	30,446

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
company guaranty 1st mtge. notes 7 3/4s, 2020	$25,000	$27,750

XM Satellite Radio, Inc. 144A company
guaranty sr. unsec. notes 13s, 2013	75,000	85,125

XM Satellite Radio, Inc. 144A sr. unsec.
notes 7 5/8s, 2018	50,000	52,500

Yankee Candle Co. company
guaranty sr. notes Ser. B, 8 1/2s, 2015	75,000	75,750

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec.
notes 10 1/4s, 2016 ‡‡	30,000	26,250

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016	82,000	84,460

		5,457,158
Consumer staples (1.4%)
ACCO Brands Corp. company
guaranty sr. notes 10 5/8s, 2015	30,000	33,375

Altria Group, Inc. company guaranty sr. unsec.
notes 9.7s, 2018	50,000	67,271

Altria Group, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2019	5,000	6,714

Anheuser-Busch InBev Worldwide, Inc. company
guaranty unsec. unsub. notes 5 3/8s, 2020	60,000	70,368

Avis Budget Car Rental, LLC company
guaranty sr. unsec. unsub. notes 9 3/4s, 2020	15,000	15,450

Avis Budget Car Rental, LLC company
guaranty sr. unsec. unsub. notes 9 5/8s, 2018	10,000	10,350

Avis Budget Car Rental, LLC company
guaranty sr. unsec. unsub. notes 7 3/4s, 2016	30,000	30,225

Bunge Ltd., Finance Corp. company
guaranty sr. unsec. notes 8 1/2s, 2019	4,000	4,869

Bunge Ltd., Finance Corp. company guaranty unsec.
unsub. notes 4.1s, 2016	41,000	42,114

Burger King Corp. company guaranty sr. unsec.
notes 9 7/8s, 2018	30,000	32,663

Central Garden & Pet Co. company
guaranty sr. sub. notes 8 1/4s, 2018	10,000	9,800

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016 ‡‡	26,414	25,159

Claire’s Stores, Inc. company
guaranty sr. notes 8 7/8s, 2019	30,000	22,800

Claire’s Stores, Inc. 144A company
guaranty sr. unsec. notes 9 5/8s, 2015	33,413	26,396

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 7 1/4s, 2016	60,000	65,925

Corrections Corporation of America company
guaranty sr. notes 7 3/4s, 2017	95,000	103,313

Darden Restaurants, Inc. sr. unsec.
unsub. notes 6.8s, 2037	70,000	80,183

Dave & Buster’s, Inc. company guaranty sr. unsec.
unsub. notes 11s, 2018	50,000	50,750

Dean Foods Co. company guaranty sr. unsec.
unsub. notes 9 3/4s, 2018	10,000	10,650

Dean Foods Co. company guaranty sr. unsec.
unsub. notes 7s, 2016	50,000	49,375

Delhaize Group company guaranty sr. unsec. bond
5 7/8s, 2014 (Belgium)	50,000	54,081

Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	55,000	64,539

Diageo Investment Corp. company guaranty 8s,
2022 (Canada)	40,000	53,384

DineEquity, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2018	45,000	48,319

Dole Food Co. sr. notes 13 7/8s, 2014	13,000	15,015

Putnam VT Global Asset Allocation Fund 17

CORPORATE BONDS AND NOTES (16.5%)* cont.		Principal amount	Value

Consumer staples cont.
Dole Food Co. 144A sr. notes 8s, 2016		$35,000	$36,488

Elizabeth Arden, Inc. sr. unsec.
unsub. notes 7 3/8s, 2021		40,000	41,600

General Mills, Inc. sr. unsec. notes 5.65s, 2019		25,000	29,698

H.J. Heinz Co. sr. unsec. notes 5.35s, 2013		76,000	81,128

Hertz Corp. company guaranty sr. unsec.
notes 8 7/8s, 2014		4,000	4,020

Hertz Corp. company guaranty sr. unsec.
notes 7 1/2s, 2018		15,000	15,675

Hertz Holdings Netherlands BV 144A
sr. bonds 8 1/2s, 2015 (Netherlands)	EUR	50,000	66,431

JBS USA, LLC/JBS USA Finance, Inc. company
guaranty sr. unsec. notes 11 5/8s, 2014		$55,000	62,356

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 7 1/4s, 2021		125,000	116,875

Kraft Foods, Inc. sr. unsec. notes 6 1/2s, 2017		4,000	4,758

Kraft Foods, Inc. sr. unsec. unsub. notes
6 1/2s, 2040		70,000	89,933

Kroger Co. company guaranty 6.4s, 2017		27,000	32,112

Landry’s Acquisition Co. 144A company
guaranty notes 11 5/8s, 2015		10,000	10,525

Landry’s, Inc. company
guaranty sr. notes 11 5/8s, 2015		10,000	10,525

Landry’s, Inc. 144A company
guaranty sr. notes 11 5/8s, 2015		15,000	15,788

Libbey Glass, Inc. sr. notes 10s, 2015		18,000	19,260

McDonald’s Corp. sr. unsec. bond 6.3s, 2037		51,000	70,789

McDonald’s Corp. sr. unsec. notes 5.7s, 2039		59,000	76,494

Michael Foods, Inc. company guaranty sr. unsec
notes 9 3/4s, 2018		20,000	21,050

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018		58,000	78,304

Pinnacle Foods Finance, LLC/Pinnacle Foods
Finance Corp. company guaranty sr. unsec.
notes 9 1/4s, 2015		75,000	76,969

Prestige Brands, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2018		50,000	51,250

Reddy Ice Corp. company
guaranty sr. notes 11 1/4s, 2015		50,000	46,938

Revlon Consumer Products Corp. company
guaranty notes 9 3/4s, 2015		90,000	95,738

Rite Aid Corp. company guaranty sr. notes
7 1/2s, 2017		40,000	39,950

Rite Aid Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2017		123,000	112,238

Rite Aid Corp. company
guaranty sr. unsub. notes 8s, 2020		15,000	16,575

Roadhouse Financing, Inc. notes 10 3/4s, 2017		30,000	29,175

RSC Equipment Rental, Inc. 144A sr. sec.
notes 10s, 2017		20,000	23,300

Service Corporation International sr. notes 7s, 2019		20,000	21,050

Service Corporation International sr. unsec.
unsub. notes 6 3/4s, 2016		105,000	113,663

Smithfield Foods, Inc. company
guaranty sr. notes 10s, 2014		85,000	98,813

Spectrum Brands, Inc. sr. notes 9 1/2s, 2018		25,000	27,344

Spectrum Brands, Inc. sr. unsec. sub.
bonds 12s, 2019		28,573	31,073

Spectrum Brands, Inc. 144A company
guaranty notes 9 1/2s, 2018		20,000	21,875

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount	Value

Consumer staples cont.
Stewart Enterprises, Inc. company
guaranty sr. unsec. notes 6 1/2s, 2019	$35,000	$35,175

Tyson Foods, Inc. sr. unsec.
unsub. notes 10 1/2s, 2014	45,000	51,975

United Rentals North America, Inc. company
guaranty sr. unsec. sub. notes 8 3/8s, 2020	10,000	9,775

United Rentals North America, Inc. company
guaranty sr. unsec. unsub. notes 9 1/4s, 2019	25,000	26,188

Wendy’s Co. (The) company guaranty sr. unsec.
unsub. notes 10s, 2016	85,000	93,500

West Corp. company guaranty sr. unsec.
notes 8 5/8s, 2018	20,000	20,200

West Corp. company guaranty sr. unsec.
notes 7 7/8s, 2019	25,000	24,813

		2,944,474
Energy (1.9%)
Alpha Natural Resources, Inc. company
guaranty sr. unsec. notes 6 1/4s, 2021	30,000	29,025

Alpha Natural Resources, Inc. company
guaranty sr. unsec. notes 6s, 2019	35,000	33,950

Anadarko Finance Co. company guaranty sr. unsec.
unsub. notes Ser. B, 7 1/2s, 2031	175,000	211,729

Anadarko Petroleum Corp. sr. notes 5.95s, 2016	35,000	39,630

Anadarko Petroleum Corp. sr. unsec. notes
6 3/8s, 2017	5,000	5,796

Apache Corp. sr. unsec. unsub. notes 3 5/8s, 2021	90,000	97,151

Arch Coal, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2020	40,000	40,900

Arch Coal, Inc. 144A company guaranty sr. unsec.
notes 7s, 2019	40,000	40,800

Arch Western Finance, LLC company
guaranty sr. notes 6 3/4s, 2013	19,000	19,095

ATP Oil & Gas Corp. company
guaranty sr. notes 11 7/8s, 2015	20,000	13,150

BP Capital Markets PLC company
guaranty sr. unsec. unsub. notes 3.2s, 2016
(United Kingdom)	145,000	152,017

Carrizo Oil & Gas, Inc. company
guaranty sr. unsec. notes 8 5/8s, 2018	65,000	65,650

Carrizo Oil & Gas, Inc. 144A company
guaranty sr. unsec notes 8 5/8s, 2018	10,000	10,050

Chaparral Energy, Inc. company
guaranty sr. unsec. notes 9 7/8s, 2020	35,000	37,800

Chaparral Energy, Inc. company
guaranty sr. unsec. notes 8 7/8s, 2017	75,000	77,625

Chesapeake Energy Corp. sr. unsec. notes
7 5/8s, 2013	45,000	47,588

Chesapeake Midstream Partners LP/CHKM
Finance Corp. 144A company guaranty sr. unsec.
notes 5 7/8s, 2021	15,000	15,000

Chesapeake Oilfield Operating, LLC/Chesapeake
Oilfield Finance, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 5/8s, 2019	40,000	41,600

Complete Production Services, Inc. company
guaranty 8s, 2016	65,000	67,600

Concho Resources, Inc. company
guaranty sr. unsec. notes 6 1/2s, 2022	45,000	46,913

CONSOL Energy, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2020	90,000	99,450

CONSOL Energy, Inc. company guaranty sr. unsec.
notes 8s, 2017	50,000	54,750

18 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount	Value

Energy cont.
CONSOL Energy, Inc. 144A company
guaranty sr. unsec. notes 6 3/8s, 2021	$5,000	$5,050

Crosstex Energy LP/Crosstex Energy Finance Corp.
company guaranty sr. unsec. notes 8 7/8s, 2018	55,000	60,088

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 8 1/4s, 2020	55,000	61,463

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 6 3/8s, 2021	25,000	26,000

EXCO Resources, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2018	100,000	94,500

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec.
notes 9 1/8s, 2017	20,000	20,900

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec.
notes 6 1/2s, 2021	25,000	22,000

Forbes Energy Services Ltd. company
guaranty sr. unsec notes 9s, 2019	30,000	28,050

Frac Tech Services, LLC/Frac Tech Finance, Inc.
144A company guaranty sr. notes 7 5/8s, 2018	45,000	47,138

Gazprom OAO Via Gaz Capital SA 144A sr. unsec.
6.51s, 2022 (Russia)	100,000	101,500

Gazprom Via OAO White Nights Finance BV
notes 10 1/2s, 2014 (Netherlands)	200,000	223,922

Goodrich Petroleum Corp. 144A sr. notes 8 7/8s, 2019	70,000	70,000

Helix Energy Solutions Group, Inc. 144A
sr. unsec. notes 9 1/2s, 2016	110,000	114,400

Hercules Off shore, Inc. 144A sr. notes 10 1/2s, 2017	35,000	34,038

Hornbeck Offshore Services, Inc.
sr. notes Ser. B, 6 1/8s, 2014	10,000	10,063

Inergy LP/Inergy Finance Corp. company
guaranty sr. unsec. notes 6 7/8s, 2021	37,000	37,185

James River Coal Co. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2019	15,000	11,325

Kerr-McGee Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2031	10,000	12,534

Key Energy Services, Inc. company guaranty unsec.
unsub. notes 6 3/4s, 2021	40,000	40,000

Kodiak Oil & Gas Corp. 144A sr. notes 8 1/8s, 2019	45,000	46,631

Laredo Petroleum, Inc. 144A sr. notes 9 1/2s, 2019	65,000	68,900

Marathon Petroleum Corp. sr. unsec.
unsub. notes 6 1/2s, 2041	25,000	28,331

MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6 1/2s, 2021 (Canada)	35,000	35,788

Milagro Oil & Gas company guaranty notes
10 1/2s, 2016	45,000	31,500

Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	15,000	15,347

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	30,000	30,750

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022	20,000	21,400

Newfield Exploration Co. sr. unsec.
sub. notes 6 5/8s, 2014	55,000	55,619

Noble Holding International, Ltd. company
guaranty sr. unsec. notes 6.05s, 2041	85,000	94,274

Offshore Group Investments, Ltd. company
guaranty sr. notes 11 1/2s, 2015
(Cayman Islands)	45,000	48,656

Peabody Energy Corp. company guaranty 7 3/8s, 2016	65,000	71,500

Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020	5,000	5,250

Peabody Energy Corp. 144A sr. unsec. notes 6s, 2018	90,000	91,800

Petroleos de Venezuela SA sr. unsec. notes
4.9s, 2014 (Venezuela)	340,000	266,006

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount	Value

Energy cont.
Petroleum Development Corp. company
guaranty sr. unsec. notes 12s, 2018	$60,000	$65,100

Plains Exploration & Production Co. company
guaranty sr. unsec. notes 6 3/4s, 2022	60,000	62,850

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	60,000	68,100

Range Resources Corp. company
guaranty sr. sub. notes 6 3/4s, 2020	20,000	22,200

Rosetta Resources, Inc. company
guaranty sr. unsec. notes 9 1/2s, 2018	55,000	59,400

Sabine Pass LNG LP sec. notes 7 1/2s, 2016	100,000	100,500

SandRidge Energy, Inc. company guaranty
sr. unsec. unsub. notes 7 1/2s, 2021	10,000	9,925

SandRidge Energy, Inc. 144A company
guaranty sr. unsec. unsub. notes 8s, 2018	20,000	20,200

Shell International Finance BV company
guaranty sr. unsec. notes 3.1s, 2015
(Netherlands)	95,000	101,763

SM Energy Co. 144A sr. unsec. notes 6 5/8s, 2019	20,000	20,800

SM Energy Co. 144A sr. unsec. notes 6 1/2s, 2021	15,000	15,450

Statoil ASA company guaranty sr. unsec.
notes 5.1s, 2040 (Norway)	40,000	47,350

Trinidad Drilling, Ltd. 144A sr. unsec.
notes 7 7/8s, 2019 (Canada)	10,000	10,300

Unit Corp. company guaranty sr. sub. notes
6 5/8s, 2021	10,000	10,000

Weatherford Bermuda company guaranty sr. unsec.
notes 9 7/8s, 2039	35,000	47,344

Weatherford International, Inc. company
guaranty sr. unsec. unsub. notes 6.8s, 2037	15,000	16,779

Weatherford International, Inc. company
guaranty sr. unsec. unsub. notes 6.35s, 2017	25,000	27,930

Weatherford International, Ltd. sr. notes 5 1/2s,
2016 (Switzerland)	20,000	21,996

Whiting Petroleum Corp. company guaranty 7s, 2014	60,000	63,900

Williams Cos., Inc. (The) notes 7 3/4s, 2031	2,000	2,488

Williams Cos., Inc. (The) sr. unsec.
notes 7 7/8s, 2021	7,000	8,615

WPX Energy, Inc. 144A sr. unsec. notes 6s, 2022	25,000	25,594

WPX Energy, Inc. 144A sr. unsec. notes 5 1/4s, 2017	55,000	55,275

		4,063,036
Financials (3.3%)
Abbey National Treasury Service bank
guaranty sr. unsec. unsub. notes FRN 2.002s,
2014 (United Kingdom)	50,000	45,519

ACE Cash Express, Inc. 144A sr. notes 11s, 2019	35,000	32,113

Aflac, Inc. sr. unsec. notes 6.9s, 2039	75,000	83,390

Ally Financial, Inc. company
guaranty sr. notes 6 1/4s, 2017	35,000	33,761

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8.3s, 2015	25,000	26,375

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8s, 2020	25,000	25,625

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 7 1/2s, 2020	20,000	20,200

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes FRN 2.727s, 2014	24,000	20,852

Ally Financial, Inc. unsec. sub. notes 8s, 2018	30,000	29,475

American Express Co. sr. unsec. notes 8 1/8s, 2019	145,000	187,466

American International Group, Inc. jr.
sub. bonds FRB 8.175s, 2058	50,000	44,500

Putnam VT Global Asset Allocation Fund 19

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount	Value

Financials cont.
American International Group, Inc. sr. unsec.
Ser. MTN, 5.85s, 2018	$149,000	$145,061

American International Group, Inc. sr. unsec.
unsub. notes 4 1/4s, 2014	105,000	101,994

Bank of America Corp. sr. unsec.
unsub. notes 6 1/2s, 2016	50,000	50,354

Bank of Montreal sr. unsec. bond 2 1/8s,
2013 (Canada)	65,000	66,054

Bank of New York Mellon Corp. (The) sr. unsec.
notes 4.3s, 2014	90,000	96,565

Bank of New York Mellon Corp. (The) sr. unsec.
notes 2.95s, 2015	20,000	20,764

Barclays Bank PLC jr. unsec. sub. notes FRN
6.278s, 2049 (United Kingdom)	35,000	22,663

Barclays Bank PLC 144A unsec. sub. notes 6.05s,
2017 (United Kingdom)	175,000	158,245

Bear Stearns Cos., Inc. (The) sr. unsec.
notes 7 1/4s, 2018	22,000	25,792

Bosphorus Financial Services, Ltd. 144A
sr. notes FRN 2.257s, 2012	6,563	6,556

Camden Property Trust sr. unsec. notes
4 7/8s, 2023 R	65,000	64,615

Capital One Capital IV company guaranty jr.
unsec. sub. notes FRN 6.745s, 2037	40,000	39,200

Capital One Capital V company guaranty jr. unsec.
sub. notes 10 1/4s, 2039	65,000	67,438

CB Richard Ellis Services, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2020	15,000	15,375

CB Richard Ellis Services, Inc. company
guaranty sr. unsec. sub. notes 11 5/8s, 2017	45,000	51,863

CIT Group, Inc. 144A bonds 7s, 2017	230,000	229,713

CIT Group, Inc. 144A bonds 7s, 2016	95,000	94,881

CIT Group, Inc. 144A company
guaranty notes 6 5/8s, 2018	50,000	51,750

Citigroup, Inc. sr. notes 6 1/2s, 2013	195,000	202,988

Citigroup, Inc. sub. notes 5s, 2014	120,000	118,765

Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032	19,000	17,621

CNO Financial Group, Inc. 144A company
guaranty sr. notes 9s, 2018	40,000	42,200

Community Choice Financial, Inc. 144A
sr. notes 10 3/4s, 2019	40,000	39,600

Credit Suisse Guernsey, Ltd. jr. unsec.
sub. notes FRN 5.86s, 2017 (United Kingdom)	54,000	43,875

Credit Suisse Guernsey, Ltd. jr. unsec.
sub. notes FRN 1.147s, 2017 (Switzerland)	50,000	33,195

Deutsche Bank AG London sr. unsec. notes 2 3/8s,
2013 (United Kingdom)	5,000	4,980

Deutsche Bank AG/London sr. unsec. notes 3 7/8s,
2014 (United Kingdom)	125,000	127,159

Deutsche Bank Capital Funding Trust VII 144A jr.
unsec. sub. bonds FRB 5.628s, perpetual maturity	55,000	39,325

Duke Realty LP sr. unsec. notes 6 1/2s, 2018 R	57,000	62,986

E*Trade Financial Corp. sr. notes 6 3/4s, 2016	30,000	29,100

E*Trade Financial Corp. sr. unsec.
unsub. notes 12 1/2s, 2017	30,000	33,900

GATX Financial Corp. notes 5.8s, 2016	25,000	26,906

GE Capital Trust I unsec. sub. bonds FRB 6 3/8s, 2067	135,000	132,638

General Electric Capital Corp. sr. unsec. FRN
Ser. MTN, 0.653s, 2016	65,000	59,484

General Electric Capital Corp. sr. unsec.
notes 6 3/4s, 2032	150,000	175,641

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount	Value

Financials cont.
Goldman Sachs Group, Inc. (The) sr. notes
7 1/2s, 2019	$170,000	$188,882

Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037	64,000	59,863

Highwood Realty LP sr. unsec. bonds 5.85s, 2017 R	60,000	63,461

HSBC Finance Capital Trust IX FRN 5.911s, 2035	100,000	83,000

HSBC Finance Corp. sr. unsec. sub. notes
6.676s, 2021	146,000	151,022

HUB International Holdings, Inc. 144A
sr. sub. notes 10 1/4s, 2015	35,000	34,738

HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014	5,000	5,013

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 8s, 2018	95,000	98,800

International Lease Finance Corp. sr. unsec.
notes 6 1/4s, 2019	5,000	4,613

JPMorgan Chase & Co. sr. notes 6s, 2018	250,000	278,920

JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	75,000	75,281

Lehman Brothers E-Capital Trust I FRN zero %,
2065 (In default) †	285,000	29

Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	54,000	54,338

Liberty Mutual Group, Inc. 144A company
guaranty jr. unsec. sub. bonds 7.8s, 2037	10,000	8,900

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097	100,000	94,512

Marsh & McLennan Cos., Inc. sr. unsec.
notes 6 1/4s, 2012	95,000	95,891

Merrill Lynch & Co., Inc. sr. unsec. notes 6.4s, 2017	70,000	67,781

Merrill Lynch & Co., Inc. sr. unsec.
notes Ser. MTN, 6 7/8s, 2018	223,000	219,864

MetLife, Inc. sr. unsec. 6 3/4s, 2016	55,000	63,362

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec notes 6 7/8s, 2021 R	20,000	19,825

National Money Mart Co. company guaranty
sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)	40,000	42,700

Nationwide Financial Services, Inc. notes 5 5/8s, 2015	25,000	26,428

Nationwide Mutual Insurance Co. 144A
notes 8 1/4s, 2031	45,000	48,388

Nuveen Investments, Inc. company
guaranty sr. unsec. unsub. notes 10 1/2s, 2015	50,000	49,625

Omega Healthcare Investors, Inc. company
guaranty sr. unsec. notes 6 3/4s, 2022 R	45,000	45,225

OneAmerica Financial Partners, Inc. 144A
bonds 7s, 2033	90,000	93,016

Progressive Corp. (The) jr. unsec. sub. notes FRN
6.7s, 2037	85,000	85,850

Provident Funding Associates LP/PFG Finance Corp.
144A sr. notes 10 1/4s, 2017	25,000	23,313

Provident Funding Associates LP/PFG Finance Corp.
144A sr. notes 10 1/8s, 2019	25,000	19,250

Prudential Financial, Inc. jr. unsec.
sub. notes FRN 8 7/8s, 2038	30,000	34,200

Residential Capital LLC company guaranty jr.
notes 9 5/8s, 2015	50,000	35,000

Royal Bank of Scotland PLC (The) bank
guaranty sr. unsec. unsub. notes 3.95s, 2015
(United Kingdom)	75,000	69,916

Santander Holdings USA, Inc. sr. unsec.
unsub. notes 4 5/8s, 2016	21,000	20,166

Simon Property Group LP sr. unsec.
unsub. notes 5 1/4s, 2016 R	22,000	24,383

20 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount	Value

Financials cont.
Simon Property Group LP sr. unsec.
unsub. notes 4 1/8s, 2021 R	$10,000	$10,472

SLM Corp. sr. notes Ser. MTN, 8s, 2020	40,000	40,400

SLM Corp. sr. unsec. unsub. notes Ser. MTN,
8.45s, 2018	25,000	25,750

Springleaf Finance Corp. sr. unsec.
notes Ser. MTNI, 4 7/8s, 2012	140,000	134,400

State Street Capital Trust IV company
guaranty jr. unsec. sub. bonds FRB 1.546s, 2037	75,000	49,969

USI Holdings Corp. 144A company
guaranty sr. unsec. notes FRN 4.332s, 2014	5,000	4,563

Ventas Realty LP/Capital Corp. company
guaranty 9s, 2012 R	90,000	91,724

Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017 R	40,000	41,484

Vnesheconombank Via VEB Finance PLC 144A bank
guaranteed bonds 6.8s, 2025 (Russia)	300,000	291,000

Vornado Realty LP sr. unsec. unsub.
notes 4 1/4s, 2015 R	70,000	72,444

VTB Bank OJSC Via VTB Capital SA
sr. notes 6 1/4s, 2035 (Russia)	100,000	98,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 7/8s, 2018 (Russia)	392,000	400,820

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	20,000	22,597

Westpac Banking Corp. sr. unsec. bonds 3s, 2015
(Australia)	15,000	15,073

Westpac Banking Corp. sr. unsec. notes 4 7/8s,
2019 (Australia)	80,000	85,383

Westpac Capital Trust III 144A unsec.
sub. notes FRN 5.819s, perpetual maturity
(Australia)	60,000	58,376

Willis Group North America, Inc. company
guaranty 6.2s, 2017	10,000	10,995

		6,787,527
Health care (0.8%)
Abbott Laboratories sr. unsec. notes 5 7/8s, 2016	50,000	58,655

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	38,000	47,515

Amgen, Inc. sr. unsec. notes 3.45s, 2020	125,000	122,456

AstraZeneca PLC sr. unsec. unsub. notes 6.45s,
2037 (United Kingdom)	71,000	95,689

Aviv Healthcare Properties LP company
guaranty sr. unsec. notes 7 3/4s, 2019	35,000	34,300

Biomet, Inc. company guaranty sr. unsec.
notes 10s, 2017	25,000	27,000

Capella Healthcare, Inc. company
guaranty sr. unsec. notes 9 1/4s, 2017	50,000	50,750

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021	80,000	82,285

DaVita, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2020	10,000	10,275

DaVita, Inc. company guaranty sr. unsec.
notes 6 3/8s, 2018	35,000	35,831

Emergency Medical Services Corp. company
guaranty sr. unsec. notes 8 1/8s, 2019	35,000	34,913

Endo Pharmaceutical Holdings, Inc. company
guaranty sr. unsec notes 7s, 2019	25,000	26,625

Grifols, Inc. company guaranty sr. unsec
notes 8 1/4s, 2018	65,000	68,250

HCA, Inc. sr. notes 6 1/2s, 2020	145,000	150,075

HCA, Inc. sr. unsec. notes 7 1/2s, 2022	40,000	40,900

Health Management Associates, Inc.
sr. notes 6 1/8s, 2016	55,000	56,925

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount	Value

Health care cont.
IASIS Healthcare, LLC/IASIS Capital Corp. company
guaranty sr. unsec notes 8 3/8s, 2019	$75,000	$65,438

Jaguar Holding Co.II/Jaguar Merger Sub, Inc.
144A sr. unsec. notes 9 1/2s, 2019	45,000	47,250

Johnson & Johnson sr. unsec. notes 4.85s, 2041	115,000	137,999

Kinetics Concept/KCI USA 144A company
guaranty notes 10 1/2s, 2018	60,000	58,800

Multiplan, Inc. 144A company
guaranty sr. notes 9 7/8s, 2018	35,000	36,400

Quest Diagnostics, Inc. company
guaranty sr. unsec. notes 6.95s, 2037	15,000	18,649

Surgical Care Affiliates, Inc. 144A
sr. sub. notes 10s, 2017	15,000	14,400

Surgical Care Affiliates, Inc. 144A sr. unsec.
notes 8 7/8s, 2015 ‡‡	16,477	16,436

Teleflex, Inc. company guaranty sr. unsec.
sub. notes 6 7/8s, 2019	35,000	36,488

Tenet Healthcare Corp. company
guaranty sr. notes 10s, 2018	6,000	6,855

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019	30,000	33,675

Tenet Healthcare Corp. 144A company
guaranty notes 6 1/4s, 2018	50,000	50,875

Teva Pharmaceutical Finance II BV/Teva
Pharmaceutical Finance III LLC company
guaranty sr. unsec. unsub. notes 3s, 2015
(Netherland Antilles)	50,000	51,998

United Surgical Partners International, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2017	20,000	19,950

UnitedHealth Group, Inc. sr. unsec.
unsub. notes 4.7s, 2021	105,000	117,938

UnitedHealth Group, Inc. sr. unsec.
unsub. notes 4 5/8s, 2041	5,000	5,255

Valeant Pharmaceuticals International 144A
company guaranty sr. notes 7s, 2020	5,000	4,938

Valeant Pharmaceuticals International 144A
company guaranty sr. unsec. notes 6 7/8s, 2018	20,000	19,950

Valeant Pharmaceuticals International 144A
sr. notes 6 3/4s, 2017	5,000	4,994

Vanguard Health Systems, Inc. sr. unsec.
notes zero %, 2016	2,000	1,250

WellPoint, Inc. notes 7s, 2019	35,000	42,468

		1,734,450
Technology (0.9%)
Advanced Micro Devices, Inc. sr. unsec.
notes 8 1/8s, 2017	5,000	5,188

Advanced Micro Devices, Inc. sr. unsec.
notes 7 3/4s, 2020	50,000	51,375

Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029	30,000	21,525

Avaya, Inc. company guaranty sr. unsec.
notes 10 1/8s, 2015	40,000	36,000

Avaya, Inc. company guaranty sr. unsec.
notes 9 3/4s, 2015	75,000	67,500

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019	20,000	19,400

Ceridian Corp. company guaranty sr. unsec.
notes 12 1/4s, 2015 ‡‡	75,000	58,125

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	30,000	23,400

Cisco Systems, Inc. company guaranty sr. unsec.
unsub. notes 3.15s, 2017	135,000	146,526

Computer Sciences Corp. sr. unsec. notes
6 1/2s, 2018	38,000	37,240

Dell, Inc. sr. unsec. notes 5 7/8s, 2019	70,000	82,203

Putnam VT Global Asset Allocation Fund 21

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount	Value

Technology cont.
Eagle Parent Inc. 144A sr. notes 8 5/8s, 2019	$50,000	$47,750

Fidelity National Information Services, Inc.
company guaranty sr. unsec. notes 7 7/8s, 2020	25,000	27,000

Fidelity National Information Services, Inc.
company guaranty sr. unsec. notes 7 5/8s, 2017	15,000	16,238

First Data Corp. company guaranty sr. unsec
notes 12 5/8s, 2021	65,000	56,550

First Data Corp. company guaranty sr. unsec.
notes 10.55s, 2015	245,217	233,876

First Data Corp. 144A company
guaranty notes 8 1/4s, 2021	50,000	44,750

First Data Corp. 144A company
guaranty sr. notes 7 3/8s, 2019	20,000	18,800

Freescale Semiconductor, Inc. company
guaranty sr. unsec. notes 10 3/4s, 2020	24,000	25,020

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 10 1/8s, 2018	13,000	14,170

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018	50,000	53,438

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014	35,000	37,739

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018	20,000	22,229

Honeywell International, Inc. sr. unsec.
unsub. notes 5 3/8s, 2041	55,000	67,189

Honeywell International, Inc. sr. unsec.
unsub. notes 4 1/4s, 2021	40,000	45,156

Iron Mountain, Inc. company
guaranty sr. sub. notes 7 3/4s, 2019	15,000	15,863

Iron Mountain, Inc. company guaranty sr. unsec.
sub. notes 8s, 2020	95,000	99,038

Jazz Technologies, Inc. company
guaranty sr. unsec. notes 8s, 2015 F	24,000	20,640

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041	25,000	31,672

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019	85,000	97,657

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040	35,000	42,640

Pitney Bowes, Inc. sr. unsec.
unsub. notes Ser. MTN, 5 1/4s, 2037	50,000	50,953

Seagate HDD Cayman 144A company
guaranty sr. unsec. notes 7 3/4s, 2018
(Cayman Islands)	35,000	37,231

SunGard Data Systems, Inc. company
guaranty 10 1/4s, 2015	7,000	7,254

SunGard Data Systems, Inc. 144A sr. unsec.
notes 7 5/8s, 2020	35,000	35,963

Syniverse Holdings, Inc. company
guaranty sr. unsec. notes 9 1/8s, 2019	45,000	47,475

Xerox Corp. sr. unsec. notes 6 3/4s, 2039	55,000	67,356

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019	21,000	22,893

		1,835,022
Transportation (0.2%)
AMGH Merger Sub, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018	45,000	46,350

Burlington Northern Santa Fe LLC sr. unsec.
unsub. notes 5 3/4s, 2040	35,000	41,839

Burlington Northern Santa Fe, LLC sr. unsec.
notes 5.4s, 2041	35,000	40,172

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019	65,793	70,728

Northwest Airlines Corp. pass-through
certificates Ser. 00-1, 7.15s, 2019	75,765	75,481

RailAmerica, Inc. company
guaranty sr. notes 9 1/4s, 2017	49,000	53,533

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount	Value

Transportation cont.
Swift Services Holdings, Inc. company
guaranty sr. notes 10s, 2018	$55,000	$57,888

United AirLines, Inc. pass-through certificates
Ser. 07-A, 6.636s, 2022	16,015	15,894

Western Express, Inc. 144A sr. notes 12 1/2s, 2015	50,000	21,250

		423,135
Utilities and power (1.4%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	64,000	66,813

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	85,000	93,500

AES Corp. (The) 144A sr. notes 7 3/8s, 2021	30,000	32,325

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	25,000	28,852

Arizona Public Services Co. sr. unsec.
notes 5.05s, 2041	35,000	39,285

Atmos Energy Corp. sr. unsec. sub. notes
8 1/2s, 2019	5,000	6,613

Beaver Valley Funding Corp. sr. bonds 9s, 2017	18,000	18,937

Boardwalk Pipelines LP company guaranty
5 7/8s, 2016	66,000	74,130

Bruce Mansfield Unit pass-through certificates
6.85s, 2034	36,849	39,796

Calpine Corp. 144A company
guaranty sr. notes 7 7/8s, 2020	40,000	43,200

Calpine Corp. 144A sr. notes 7 1/4s, 2017	95,000	99,750

Colorado Interstate Gas Co., LLC debs. 6.85s,
2037 (Canada)	10,000	11,012

Commonwealth Edison Co. 1st mtge. 6.15s, 2017	15,000	17,694

Commonwealth Edison Co. 1st mtge. 5.9s, 2036	28,000	34,338

Dolphin Subsidiary II, Inc. 144A sr. unsec.
notes 7 1/4s, 2021	25,000	27,000

Dolphin Subsidiary II, Inc. 144A sr. unsec.
notes 6 1/2s, 2016	55,000	58,575

Dominion Resources, Inc. jr. sub. notes FRN
Ser. 06-B, 2.879s, 2066	165,000	138,661

Dominion Resources, Inc. unsub. notes 5.7s, 2012	91,000	94,051

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016	95,000	95,796

Dynegy Holdings, LLC sr. unsec. notes 7 3/4s,
2019 (In default) †	85,000	55,675

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	15,000	10,950

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	10,000	9,700

Edison Mission Energy sr. unsec. notes 7.2s, 2019	60,000	37,500

El Paso Corp. sr. notes Ser. GMTN, 7 3/4s, 2032	35,000	40,425

El Paso Corp. sr. unsec. notes 7s, 2017	120,000	131,478

Electricite de France 144A notes 6 1/2s, 2019
(France)	60,000	67,874

Energy Future Holdings Corp. company
guaranty sr. notes 10s, 2020	15,000	15,750

Energy Future Intermediate Holding Co., LLC
sr. notes 9 3/4s, 2019	66,000	66,990

Energy Future Intermediate Holding Co., LLC/EFIH
Finance, Inc. sr. notes 10s, 2020	24,000	25,320

Energy Transfer Equity LP company
guaranty sr. unsec. notes 7 1/2s, 2020	50,000	54,625

Energy Transfer Partners LP sr. unsec.
unsub. notes 5.65s, 2012	60,000	61,300

Energy Transfer Partners LP sr. unsec.
unsub. notes 4.65s, 2021	20,000	19,592

Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. notes 5.7s, 2042	35,000	38,132

Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. notes 3.2s, 2016	35,000	36,241

22 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount	Value

Utilities and power cont.
GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020	$70,000	$71,050

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018	10,000	10,125

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016	35,000	37,800

ITC Holdings Corp. 144A notes 5 7/8s, 2016	50,000	56,924

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	35,000	40,836

Kansas Gas and Electric Co. bonds 5.647s, 2021	15,520	16,534

Kinder Morgan Energy Partners LP sr. unsec.
notes 6.85s, 2020	70,000	82,308

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	39,000	46,580

MidAmerican Funding, LLC sr. sec. bonds
6.927s, 2029	50,000	62,239

Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	40,000	50,032

NRG Energy, Inc. company guaranty 7 3/8s, 2017	20,000	20,650

NRG Energy, Inc. 144A company guaranty sr. unsec.
notes 7 7/8s, 2021	120,000	117,000

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020	25,000	25,904

Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034	40,000	49,514

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	76,000	87,091

Power Receivable Finance, LLC 144A
sr. notes 6.29s, 2012	4,149	4,149

PSEG Power, LLC company guaranty sr. unsec.
notes 5.32s, 2016	37,000	41,269

Public Service Electric & Gas Co.
sr. notes Ser. MTN, 5 1/2s, 2040	25,000	31,700

Puget Sound Energy, Inc. jr. sub. FRN Ser. A,
6.974s, 2067	98,000	97,020

Spectra Energy Capital, LLC sr. notes 8s, 2019	45,000	57,134

Teco Finance, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	5,000	5,608

Texas Competitive/Texas Competitive Electric Holdings
Co., LLC company guaranty notes 15s, 2021	30,000	16,500

Texas Competitive/Texas Competitive Electric
Holdings Co., LLC company guaranty sr. unsec.
notes 10 1/2s, 2016 ‡‡	80,904	28,923

Texas Competitive/Texas Competitive Electric
Holdings Co., LLC 144A company
guaranty sr. notes 11 1/2s, 2020	35,000	29,706

Total Capital SA company guaranty sr. unsec.
unsub. notes 3s, 2015 (France)	100,000	105,703

Trans-Canada Pipelines, Ltd. jr. unsec.
sub. notes FRN 6.35s, 2067 (Canada)	30,000	30,101

Union Electric Co. sr. sec. notes 6.4s, 2017	50,000	59,765

West Penn Power Co. 144A 1st mtge. 5.95s, 2017	25,000	29,701

		3,003,746

Total corporate bonds and notes (cost $33,561,970)		$34,487,864

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (12.8%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.6%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, with due dates from May 20, 2037
to November 20, 2039	$2,061,995	$2,338,434
4 1/2s, TBA, January 1, 2042	1,000,000	1,089,766

		3,428,200
U.S. Government Agency Mortgage Obligations (11.2%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
3 1/2s, with due dates from December 1, 2040
to January 1, 2041	932,872	958,781

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (12.8%)* cont.	Principal amount	Value

U.S. Government Agency Mortgage Obligations cont.
Federal National Mortgage Association
Pass-Through Certificates
5 1/2s, TBA, January 1, 2042	$8,000,000	$8,711,250
4 1/2s, TBA, January 1, 2042	1,000,000	1,064,297
4s, TBA, January 1, 2042	6,000,000	6,301,875
4s, TBA, January 1, 2027	6,000,000	6,328,594

		23,364,797
Total U.S. government and agency mortgage
obligations (cost $26,434,603)		$26,792,997

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value

U.S. Treasury Notes 4 1/4s, November 15, 2013 ##	$20,000	$21,483

Total U.S. treasury obligations (cost $20,028)		$21,483

MORTGAGE-BACKED SECURITIES (4.1%)*	Principal amount	Value

American Home Mortgage Assets FRB Ser. 06-6,
Class A1A, 0.484s, 2046	$243,701	$104,791

American Home Mortgage Investment Trust FRB
Ser. 06-2, Class 1A2, 0.454s, 2046	628,615	213,729

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049	84,517	86,297
FRB Ser. 07-3, Class A3, 5.622s, 2049	98,000	102,197
Ser. 07-1, Class XW, IO, 0.283s, 2049	1,555,689	18,233

Banc of America Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 0.866s, 2042	984,549	18,730
Ser. 04-5, Class XC, IO, 0.721s, 2041	1,364,908	24,188
Ser. 02-PB2, Class XC, IO, 0.57s, 2035	452,887	1,449
Ser. 07-5, Class XW, IO, 0.421s, 2051	2,698,863	44,717

Bear Stearns Commercial Mortgage Securities, Inc.
Ser. 04-PR3I, Class X1, IO, 0.256s, 2041	478,081	8,215

Bear Stearns Commercial Mortgage Securities, Inc.
144A Ser. 06-PW14, Class X1, IO, 0.166s, 2038	1,500,066	24,001

Citigroup Commercial Mortgage Trust FRB
Ser. 05-C3, Class AJ, 4.96s, 2043	60,000	55,425

Citigroup Commercial Mortgage Trust 144A
Ser. 06-C5, Class XC, IO, 0.156s, 2049	6,478,657	83,575

Citigroup/Deutsche Bank Commercial Mortgage
Trust 144A
Ser. 07-CD4, Class XW, IO, 0.366s, 2049	1,641,274	22,650
Ser. 07-CD4, Class XC, IO, 0.169s, 2049	8,925,741	78,547

Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	26,434	27,234
Ser. 98-C2, Class F, 5.44s, 2030	258,314	268,628

Commercial Mortgage Pass-Through Certificates
Ser. 05-LP5, Class B, 5.105s, 2043	54,000	51,165

Commercial Mortgage Pass-Through Certificates 144A
Ser. 05-LP5, Class XC, IO, 0.202s, 2043	5,801,643	52,006
Ser. 06-C8, Class XS, IO, 0.171s, 2046	7,076,742	92,938
Ser. 05-C6, Class XC, IO, 0.064s, 2044	5,547,781	30,780

Countrywide Alternative Loan Trust
FRB Ser. 05-84, Class 4A1, 5.68s, 2036	341,250	193,660
FRB Ser. 06-OA10, Class 3A1, 0.484s, 2046	1,010,875	436,799

Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.795s, 2039	86,691	87,068
Ser. 06-C5, Class AX, IO, 0.156s, 2039	3,060,543	43,001

Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.105s, 2049	7,713,463	46,535

CS First Boston Mortgage Securities Corp.
Ser. 05-C5, Class AJ, 5.1s, 2038 F	80,000	73,936

Putnam VT Global Asset Allocation Fund 23

MORTGAGE-BACKED SECURITIES (4.1%)* cont.	Principal amount	Value

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	$69,000	$72,450
FRB Ser. 03-CK2, Class G, 5.744s, 2036	84,000	82,174
Ser. 02-CP3, Class AX, IO, 1.381s, 2035	1,536,285	6,190
Ser. 04-C4, Class AX, IO, 1.02s, 2039	515,180	11,212

DLJ Commercial Mortgage Corp. 144A Ser. 99-CG2,
Class B4, 6.1s, 2032	123,694	122,458

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.673s, 2037	49,432	77,095
IFB Ser. 3072, Class SM, 22.776s, 2035	53,073	80,063
IFB Ser. 3072, Class SB, 22.63s, 2035	49,178	73,870
IFB Ser. 3249, Class PS, 21.357s, 2036	58,273	84,386
IFB Ser. 3065, Class DC, 19.025s, 2035	70,293	105,605
IFB Ser. 2990, Class LB, 16.234s, 2034	73,470	99,134
IFB Ser. 3287, Class SE, IO, 6.422s, 2037	213,663	27,443
IFB Ser. 3835, Class SC, IO, 6.372s, 2038	792,967	140,760
IFB Ser. 3708, Class SQ, IO, 6.272s, 2040	334,356	44,108
IFB Ser. 3708, Class SA, IO, 6.172s, 2040	575,640	74,390
Ser. 3327, Class IF, IO, zero %, 2037	2,581	—
Ser. 3124, Class DO, PO, zero %, 2036	18,368	15,740
FRB Ser. 3326, Class YF, zero %, 2037	1,431	1,315

Federal National Mortgage Association
Ser. 06-46, Class OC, PO, zero %, 2036	49,681	44,939
IFB Ser. 06-8, Class HP, 23.49s, 2036	65,696	104,637
IFB Ser. 05-45, Class DA, 23.343s, 2035	87,806	139,401
IFB Ser. 07-53, Class SP, 23.123s, 2037	67,548	102,898
IFB Ser. 05-75, Class GS, 19.369s, 2035	43,365	61,158
IFB Ser. 404, Class S13, IO, 6.106s, 2040	406,090	57,565

First Union National Bank-Bank of America
Commercial Mortgage 144A Ser. 01-C1, Class 3,
IO, 1.269s, 2033	142,250	6

First Union-Lehman Brothers Commercial
Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	131,000	134,785
Ser. 97-C2, Class G, 7 1/2s, 2029	40,000	42,400

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.141s, 2043	2,856,582	21,710
Ser. 07-C1, Class XC, IO, 0.091s, 2049	10,077,707	50,741
Ser. 05-C3, Class XC, IO, 0.081s, 2045	28,620,745	133,710

GMAC Commercial Mortgage Securities, Inc.
Ser. 04-C3, Class AJ, 4.915s, 2041	75,000	71,300
Ser. 97-C1, Class X, IO, 1.242s, 2029	70,038	2,131
Ser. 05-C1, Class X1, IO, 0.239s, 2043	2,599,122	35,291

GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	9,649	8,298

Government National Mortgage Association
IFB Ser. 11-37, Class SB, IO, 6.415s, 2038	514,608	69,926
IFB Ser. 11-37, Class SD, IO, 6.365s, 2038	662,286	89,369
IFB Ser. 11-35, Class AS, IO, 5.815s, 2037	454,996	49,073
Ser. 11-140, Class CI, IO, 5s, 2040	1,240,644	169,273
Ser. 10-150, Class WI, IO, 5s, 2038	490,257	62,444
FRB Ser. 07-35, Class UF, zero %, 2037	1,378	1,356

Greenpoint Mortgage Funding Trust FRB
Ser. 06-AR1, Class GA1B, 0.464s, 2036	979,282	492,089

Greenwich Capital Commercial Funding Corp. FRB
Ser. 05-GG3, Class AJ, 4.859s, 2042	61,000	60,156

GS Mortgage Securities Corp. II Ser. 06-GG6,
Class A2, 5.506s, 2038	46,817	47,014

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	40,993	41,300
Ser. 06-GG6, Class XC, IO, 0.073s, 2038	2,101,461	3,818

MORTGAGE-BACKED SECURITIES (4.1%)* cont.	Principal amount	Value

Harborview Mortgage Loan Trust
FRB Ser. 05-16, Class 3A1A, 0.535s, 2036	$310,858	$166,713
FRB Ser. 06-8, Class 2A1A, 0.477s, 2036	503,505	295,809

IndyMac Indx Mortgage Loan Trust FRB Ser. 06-AR3,
Class 2A1A, 2.715s, 2036	555,258	260,971

JPMorgan Alternative Loan Trust FRB Ser. 07-A2,
Class 12A1, 0.494s, 2037	401,158	161,466

JPMorgan Chase Commercial Mortgage
Securities Corp.
FRB Ser. 04-CB9, Class B, 5.657s, 2041 F	83,000	76,901
Ser. 06-LDP8, Class X, IO, 0.555s, 2045	2,005,399	40,796
Ser. 07-LDPX, Class X, IO, 0.327s, 2049	3,240,220	37,619

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032	3,712	3,716
Ser. 05-CB12, Class X1, IO, 0.109s, 2037	2,529,023	20,424

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	35,110	33,442
Ser. 99-C1, Class G, 6.41s, 2031	37,135	32,400
Ser. 98-C4, Class H, 5.6s, 2035	50,000	54,104

LB-UBS Commercial Mortgage Trust Ser. 06-C6,
Class AM, 5.413s, 2039 F	123,000	125,104

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.664s, 2038	1,289,573	32,422
Ser. 06-C7, Class XCL, IO, 0.287s, 2038	2,275,353	40,180
Ser. 05-C2, Class XCL, IO, 0.263s, 2040	2,700,842	20,834
Ser. 05-C3, Class XCL, IO, 0.259s, 2040	3,582,312	61,594
Ser. 06-C6, Class XCL, IO, 0.207s, 2039	7,497,769	132,763
Ser. 05-C5, Class XCL, IO, 0.188s, 2040	4,663,754	67,554
Ser. 05-C7, Class XCL, IO, 0.114s, 2040	3,248,050	17,858

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.834s, 2050	128,000	133,395
Ser. 05-MCP1, Class XC, IO, 0.178s, 2043	2,484,496	25,998

Merrill Lynch Mortgage Trust 144A Ser. 04-KEY2,
Class XC, IO, 0.885s, 2039	797,190	16,217

Mezz Cap Commercial Mortgage Trust 144A
Ser. 06-C4, Class X, IO, 5.68s, 2045	458,021	22,901
Ser. 05-C3, Class X, IO, 5.65s, 2044	112,939	6,776

Morgan Stanley Capital I
FRB Ser. 06-T23, Class A2, 5.745s, 2041	121,401	122,515
Ser. 07-IQ14, Class A2, 5.61s, 2049	63,457	65,733
FRB Ser. 07-HQ12, Class A2, 5.6s, 2049	114,873	116,773
FRB Ser. 07-HQ12, Class A2FL, 0.528s, 2049	98,592	92,677

Morgan Stanley Capital I 144A Ser. 05-HQ5,
Class X1, IO, 0.092s, 2042	1,072,694	5,192

Morgan Stanley ReREMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 10.236s, 2043	79,143	79,159

TIAA Seasoned Commercial Mortgage Trust FRB
Ser. 07-C4, Class AJ, 5.739s, 2039 F	181,000	161,587

Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043	89,000	89,948
Ser. 07-C34, IO, 0.378s, 2046	1,613,700	25,012

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 05-C18, Class XC, IO, 0.155s, 2042	3,117,801	28,403
Ser. 06-C26, Class XC, IO, 0.048s, 2045	1,472,363	4,270
Ser. 06-C23, Class XC, IO, 0.047s, 2045	2,528,255	11,478

Wachovia Mortgage Loan Trust, LLC FRB
Ser. 06-AMN1, Class A2, 0.444s, 2036	420,582	154,564

WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	10,000	4,850
Ser. 05-C1A, Class C, 4.9s, 2036	13,000	13,041

24 Putnam VT Global Asset Allocation Fund

MORTGAGE-BACKED SECURITIES (4.1%)* cont.		Principal amount	Value

Washington Mutual Mortgage Pass-Through Certificates
FRB Ser. 07-HY1, Class A3A, 0.524s, 2037		$381,317	$204,896

Total mortgage-backed securities (cost $8,009,773)			$8,573,730

FOREIGN GOVERNMENT BONDS
AND NOTES (3.3%)*	Principal amount/units		Value

Argentina (Republic of) sr. unsec.
bonds 7s, 2017		$40,000	$33,709

Argentina (Republic of) sr. unsec.
bonds Ser. VII, 7s, 2013		150,000	146,613

Argentina (Republic of) sr. unsec.
unsub. bonds 7s, 2015		840,000	779,100

Brazil (Federal Republic of) notes 10s, 2012	BRL	853	479,236

Canada (Government of) bonds 5s, 2037	CAD	600,000	860,678

Canada (Government of) notes 4s, 2017	CAD	1,900,000	2,118,414

Poland (Government of) sr. unsec.
bonds 5s, 2022		$115,000	115,525

Switzerland (Government of) bonds
2 1/2s, 2016	CHF	600,000	703,021

Switzerland (Government of) bonds
2s, 2021	CHF	300,000	357,011

Ukraine (Government of) 144A sr. unsec.
unsub. notes 7.65s, 2013		$400,000	384,000

United Kingdom (Government of) bonds
4s, 2060	GBP	20,000	38,446

United Kingdom (Government of) bonds
2 3/4s, 2015	GBP	500,000	829,970

Total foreign government bonds and notes (cost $6,684,535)			$6,845,723

INVESTMENT COMPANIES (1.0%)*		Shares	Value

Financial Select Sector SPDR Fund S		35,400	$460,200

Gladstone Investment Corp.		2,612	18,989

iShares Russell 2000 Value Index Fund		583	38,268

Market Vectors Gold Miners ETF		588	30,241

SPDR S&P 500 ETF Trust S		12,415	1,558,083

Total investment Companies (cost $2,109,603)			$2,105,781

ASSET-BACKED SECURITIES (0.9%)*		Principal amount	Value

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C,
0.444s, 2036		$75,000	$30,147

Conseco Finance Securitizations Corp. FRB
Ser. 02-1, Class M1A, 2.32s, 2033		356,000	310,910

GE Business Loan Trust 144A Ser. 04-2, Class D,
3.028s, 2032		45,963	18,339

Green Tree Financial Corp.
Ser. 94-4, Class B2, 8.6s, 2019		71,307	34,108
Ser. 96-6, Class M1, 7.95s, 2027		173,000	173,000
Ser. 97-2, Class M1, 7.54s, 2028		183,583	129,885
Ser. 97-6, Class M1, 7.21s, 2029		73,000	63,697
Ser. 93-3, Class B, 6.85s, 2018		4,119	3,717

GSAA Home Equity Trust FRB Ser. 06-3, Class A2,
0.484s, 2036		197,836	85,564

Mid-State Trust Ser. 11, Class B, 8.221s, 2038		31,007	31,077

Oakwood Mortgage Investors, Inc.
Ser. 95-B, Class B1, 7.55s, 2021		12,199	9,226
Ser. 98-A, Class M, 6.825s, 2028		31,000	30,304
Ser. 01-E, Class A4, 6.81s, 2031		251,934	199,028
Ser. 01-C, Class A3, 6.61s, 2021		407,351	200,620
Ser. 01-E, Class A3, 5.69s, 2031		124,839	100,370

Residential Asset Mortgage Products, Inc. FRB
Ser. 07-RZ1, Class A2, 0.454s, 2037		106,117	66,411

ASSET-BACKED SECURITIES (0.9%)* cont.	Principal amount	Value

SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, 0.504s, 2036	$139,000	$39,519

Structured Asset Securities Corp. FRB
Ser. 06-BC2, Class A3, 0.444s, 2036	509,583	275,175

Total asset-backed securities (cost $1,989,810)		$1,801,097

COMMODITY LINKED NOTES (0.3%)*	Principal amount	Value

UBS AG/Jersey Branch 144A zero %, 2012 (Indexed
to the UBS Bloomberg CMCI Composite Index) (Jersey)	$712,000	$570,445

Total commodity linked notes (cost $712,000)		$570,445

SENIOR LOANS (0.2%)* [c]	Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B2, 3 3/8s, 2015	$14,523	$12,594

Cengage Learning Acquisitions, Inc. bank term
loan FRN Ser. B, 2.51s, 2014	14,618	12,456

First Data Corp. bank term loan FRN 4.294s, 2018	99,303	82,989

First Data Corp. bank term loan FRN Ser. B3,
3.044s, 2014	10,568	9,520

Goodman Global, Inc. bank term loan FRN 9s, 2017	28,636	28,654

INEOS Group Holdings, Ltd. bank term loan FRN
Ser. C2, 8.s, 2014	22,403	22,851

INEOS U.S. Finance, LLC bank term loan FRN
Ser. B2, 7.5s, 2013	23,350	23,817

Intelsat SA bank term loan FRN 3.391s, 2014
(Luxembourg)	85,000	80,708

National Bedding Co., LLC bank term loan FRN
Ser. B, 4 1/8s, 2013	6,330	6,227

Texas Competitive Electric Holdings Co., LLC bank
term loan FRN 4.776s, 2017	130,971	82,766

Univision Communications, Inc. bank term loan FRN
4.51s, 2017	17,604	15,678

West Corp. bank term loan FRN Ser. B2, 2.779s, 2013	3,623	3,591

West Corp. bank term loan FRN Ser. B5, 4.613s, 2016	8,811	8,737

Total senior loans (cost $428,388)		$390,588

CONVERTIBLE PREFERRED STOCKS (0.1%)*	Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd. S	690	$37,346

Entertainment Properties Trust Ser. C, $1.438
cum. cv. pfd.	1,280	24,602

General Motors Co. Ser. B, $2.375 cv. pfd.	943	32,416

Lehman Brothers Holdings, Inc. Ser. P,
7.25% cv. pfd. (In default) †	140	70

Lucent Technologies Capital Trust I 7.75% cv. pfd.	35	21,394

Total convertible preferred stocks (cost $271,350)		$115,828

PREFERRED STOCKS (0.1%)*	Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.	83	$59,498

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.	2,540	49,124

Total preferred stocks (cost $110,524)		$108,622

CONVERTIBLE BONDS AND NOTES (—%)*	Principal amount	Value

Altra Holdings, Inc. 144A cv. company
guaranty sr. unsec. notes 2 3/4s, 2031	$21,000	$19,793

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	6,000	8,603

Meritor, Inc. cv. company guaranty sr. unsec.
notes stepped-coupon 4 5/8s (0s, 3/1/16) 2026 ††	35,000	25,813

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	22,000	23,953

Total convertible bonds and notes (cost $76,076)		$78,162

Putnam VT Global Asset Allocation Fund 25

MUNICIPAL BONDS AND NOTES (—%)*		Principal amount		Value

IL State G.O. Bonds
4.421s, 1/1/15			$20,000	$20,760
4.071s, 1/1/14			50,000	51,436

Total municipal bonds and notes (cost $70,000)				$72,196

WARRANTS (—%)* †	Expiration date	Strike price	Warrants	Value

Tower Semiconductor,
Ltd. 144A (Israel) F	6/30/15	$0.01	7,932	$1,904

Total warrants (cost $1,586)				$1,904

SHORT-TERM INVESTMENTS (31.7%)*		Principal amount/shares		Value

Putnam Cash Collateral Pool, LLC 0.14% [d]			13,743,973	$13,743,973

Putnam Money Market Liquidity Fund 0.05% [e]			34,125,454	34,125,454

SSgA Prime Money Market Fund 0.08% P			3,460,000	3,460,000

Straight-A Funding, LLC commercial paper
with effective yields ranging from 0.127%
to 0.136%, February 16, 2012			$900,000	899,851

Straight-A Funding, LLC commercial paper with an
effective yield of 0.188%, January 30, 2012			5,216,000	5,215,202

U.S. Treasury Bills with effective yields ranging
from 0.104% to 0.107%, December 13, 2012 ##			$411,000	410,577

U.S. Treasury Bills with effective yields ranging
from 0.090% to 0.106%, November 15, 2012 # ##			3,350,000	3,347,421

U.S. Treasury Bills with effective yields ranging
from 0.084% to 0.105%, October 18, 2012 ##			1,791,000	1,789,779

U.S. Treasury Bills with effective yields ranging
from 0.089% to 0.093%, August 23, 2012 # ##			642,000	641,709

U.S. Treasury Bills with effective yields ranging
from 0.080% to 0.082%, July 26, 2012 #			32,000	31,990

U.S. Treasury Bills with effective yields ranging
from 0.088% to 0.125%, May 3, 2012 # ##			2,235,000	2,234,812

U.S. Treasury Bills with effective yields ranging
from 0.062% to 0.083%, February 9, 2012 # ##			269,000	268,975

Total short-term investments (cost $66,168,284)				$66,169,743

Total investments (cost $240,008,986)				$249,232,908

Key to holding’s currency abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
USD / $	United States Dollar

Key to holding’s abbreviations

ADR	American Depository Receipts
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GDR	Global Depository Receipts
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNI	Medium Term Notes Class I
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SDR	Swedish Depository Receipts
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2011 through December 31, 2011 (the reporting period).

* Percentages indicated are based on net assets of $208,894,523.

† Non-income-producing security.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡ Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at the close of the reporting period was $22,627, or less than 0.1% of net assets.

‡‡Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

d See Note 1 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

P Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

S Security on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $107,856,096 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, SDR or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

See Note 1 to the financial statements regarding TBA’s.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rates shown are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

26 Putnam VT Global Asset Allocation Fund

FORWARD CURRENCY CONTRACTS at 12/31/11 (aggregate face value $99,067,114)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Australian Dollar	Buy	1/18/12	$742,906	$741,199	$1,707

	Brazilian Real	Buy	1/18/12	4,115	4,104	11

	Brazilian Real	Sell	1/18/12	4,115	4,259	144

	British Pound	Sell	1/18/12	436,030	441,291	5,261

	Canadian Dollar	Sell	1/18/12	943,780	944,107	327

	Chilean Peso	Buy	1/18/12	9,196	9,181	15

	Chilean Peso	Sell	1/18/12	9,196	9,277	81

	Czech Koruna	Sell	1/18/12	27,851	29,188	1,337

	Euro	Sell	1/18/12	3,142,837	3,283,735	140,898

	Hungarian Forint	Buy	1/18/12	64,353	69,271	(4,918)

	Japanese Yen	Sell	1/18/12	139,856	138,628	(1,228)

	Mexican Peso	Sell	1/18/12	787	5,701	4,914

	Norwegian Krone	Sell	1/18/12	516,336	532,010	15,674

	Russian Ruble	Buy	1/18/12	13,802	14,343	(541)

	Russian Ruble	Sell	1/18/12	13,802	13,860	58

	Singapore Dollar	Buy	1/18/12	140,235	139,821	414

	Singapore Dollar	Sell	1/18/12	140,235	142,109	1,874

	South African Rand	Buy	1/18/12	86,528	87,164	(636)

	South Korean Won	Sell	1/18/12	271,386	277,308	5,922

	Swedish Krona	Sell	1/18/12	377,066	383,326	6,260

	Swiss Franc	Buy	1/18/12	123,845	123,564	281

	Taiwan Dollar	Buy	1/18/12	194,511	195,060	(549)

	Turkish Lira	Sell	1/18/12	32,411	33,533	1,122

Barclays Bank PLC

	Australian Dollar	Buy	1/18/12	72,504	67,987	4,517

	Brazilian Real	Buy	1/18/12	276,638	276,505	133

	Brazilian Real	Sell	1/18/12	276,638	284,842	8,204

	British Pound	Buy	1/18/12	475,006	480,559	(5,553)

	Canadian Dollar	Buy	1/18/12	32,284	32,297	(13)

	Chilean Peso	Buy	1/18/12	37,423	37,682	(259)

	Chilean Peso	Sell	1/18/12	37,423	37,317	(106)

	Czech Koruna	Buy	1/18/12	96,163	100,964	(4,801)

	Euro	Buy	1/18/12	295,632	314,749	(19,117)

	Hong Kong Dollar	Buy	1/18/12	538,336	538,270	66

	Hungarian Forint	Sell	1/18/12	67,119	74,692	7,573

	Indian Rupee	Buy	1/18/12	1,865	1,808	57

	Indian Rupee	Sell	1/18/12	1,865	1,927	62

	Japanese Yen	Buy	1/18/12	976,808	968,470	8,338

	Malaysian Ringgit	Buy	1/18/12	53,452	53,342	110

	Malaysian Ringgit	Sell	1/18/12	53,452	54,220	768

	Mexican Peso	Buy	1/18/12	1,790	3,166	(1,376)

	New Zealand Dollar	Buy	1/18/12	13,299	13,316	(17)

	New Zealand Dollar	Sell	1/18/12	13,299	13,149	(150)

	Norwegian Krone	Buy	1/18/12	186,178	184,025	2,153

	Polish Zloty	Sell	1/18/12	195,797	201,229	5,432

	Russian Ruble	Buy	1/18/12	58,190	58,499	(309)

	Russian Ruble	Sell	1/18/12	58,190	60,308	2,118

	Singapore Dollar	Buy	1/18/12	95,597	95,317	280

	Singapore Dollar	Sell	1/18/12	95,597	96,877	1,280

	South Korean Won	Sell	1/18/12	8,829	9,015	186

	Swedish Krona	Sell	1/18/12	108,322	110,122	1,800

	Swiss Franc	Buy	1/18/12	195,404	194,482	922

	Swiss Franc	Sell	1/18/12	195,404	200,507	5,103

Putnam VT Global Asset Allocation Fund 27

FORWARD CURRENCY CONTRACTS at 12/31/11 (aggregate face value $99,067,114) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC cont.

	Taiwan Dollar	Sell	1/18/12	$78,466	$78,727	$261

	Thai Baht	Buy	1/18/12	2,137	2,123	14

	Thai Baht	Sell	1/18/12	2,137	2,185	48

	Turkish Lira	Buy	1/18/12	7,997	8,276	(279)

Citibank, N.A.

	Australian Dollar	Sell	1/18/12	82,409	82,209	(200)

	Brazilian Real	Sell	1/18/12	504,916	506,409	1,493

	British Pound	Buy	1/18/12	3,245,535	3,284,968	(39,433)

	Canadian Dollar	Sell	1/18/12	902,763	903,769	1,006

	Chilean Peso	Buy	1/18/12	2,565	2,579	(14)

	Chilean Peso	Sell	1/18/12	2,565	2,567	2

	Czech Koruna	Buy	1/18/12	8,610	9,044	(434)

	Danish Krone	Buy	1/18/12	151,021	144,634	6,387

	Euro	Sell	1/18/12	373,423	389,276	15,853

	Hungarian Forint	Buy	1/18/12	28,863	31,098	(2,235)

	Japanese Yen	Buy	1/18/12	1,472,891	1,460,657	12,234

	Mexican Peso	Buy	1/18/12	191,033	196,611	(5,578)

	Mexican Peso	Sell	1/18/12	192,536	192,396	(140)

	New Zealand Dollar	Buy	1/18/12	58,639	57,983	656

	New Zealand Dollar	Sell	1/18/12	58,639	58,684	45

	Norwegian Krone	Sell	1/18/12	703	723	20

	Polish Zloty	Sell	1/18/12	180,689	186,392	5,703

	Singapore Dollar	Buy	1/18/12	162,901	165,078	(2,177)

	Singapore Dollar	Sell	1/18/12	162,901	162,426	(475)

	South African Rand	Buy	1/18/12	53,405	53,827	(422)

	South Korean Won	Buy	1/18/12	85,672	87,697	(2,025)

	Swedish Krona	Buy	1/18/12	99,218	100,880	(1,662)

	Swiss Franc	Sell	1/18/12	332,240	337,468	5,228

	Taiwan Dollar	Sell	1/18/12	150,924	151,576	652

	Turkish Lira	Buy	1/18/12	68,978	71,471	(2,493)

Credit Suisse AG

	Australian Dollar	Sell	1/18/12	493,534	493,356	(178)

	Brazilian Real	Buy	1/18/12	4,809	4,804	5

	Brazilian Real	Sell	1/18/12	4,809	4,951	142

	British Pound	Buy	1/18/12	68,479	69,310	(831)

	Canadian Dollar	Sell	1/18/12	273,086	268,952	(4,134)

	Chilean Peso	Buy	1/18/12	10,738	10,801	(63)

	Chilean Peso	Sell	1/18/12	10,738	10,734	(4)

	Czech Koruna	Buy	1/18/12	1,215	1,276	(61)

	Euro	Sell	1/18/12	424,291	433,814	9,523

	Hungarian Forint	Sell	1/18/12	14,431	18,242	3,811

	Indian Rupee	Buy	1/18/12	110,229	107,142	3,087

	Indian Rupee	Sell	1/18/12	110,229	113,832	3,603

	Japanese Yen	Sell	1/18/12	1,248,105	1,237,372	(10,733)

	Malaysian Ringgit	Buy	1/18/12	79,894	79,837	57

	Malaysian Ringgit	Sell	1/18/12	79,894	80,913	1,019

	Mexican Peso	Buy	1/18/12	5,476	5,444	32

	Norwegian Krone	Sell	1/18/12	170,034	175,232	5,198

	Polish Zloty	Sell	1/18/12	228,705	235,259	6,554

	Russian Ruble	Buy	1/18/12	5,612	5,815	(203)

	Russian Ruble	Sell	1/18/12	5,612	5,637	25

	Singapore Dollar	Buy	1/18/12	43,944	44,496	(552)

28 Putnam VT Global Asset Allocation Fund

FORWARD CURRENCY CONTRACTS at 12/31/11 (aggregate face value $99,067,114) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse AG cont.

	Singapore Dollar	Sell	1/18/12	$43,944	$43,814	$(130)

	South African Rand	Sell	1/18/12	26,499	26,684	185

	South Korean Won	Sell	1/18/12	134,071	136,851	2,780

	Swedish Krona	Sell	1/18/12	757,008	769,543	12,535

	Swiss Franc	Sell	1/18/12	475,892	485,136	9,244

	Taiwan Dollar	Sell	1/18/12	309,264	310,086	822

	Turkish Lira	Buy	1/18/12	6,472	6,705	(233)

Deutsche Bank AG

	Australian Dollar	Buy	1/18/12	560,626	558,333	2,293

	Brazilian Real	Buy	1/18/12	112,108	116,233	(4,125)

	Brazilian Real	Sell	1/18/12	112,108	111,905	(203)

	British Pound	Buy	1/18/12	9,938	10,058	(120)

	Canadian Dollar	Buy	1/18/12	50,633	50,653	(20)

	Chilean Peso	Buy	1/18/12	75,550	75,619	(69)

	Chilean Peso	Sell	1/18/12	75,550	76,213	663

	Czech Koruna	Buy	1/18/12	40,461	42,389	(1,928)

	Euro	Sell	1/18/12	814,282	847,506	33,224

	Hungarian Forint	Sell	1/18/12	179,297	192,693	13,396

	Malaysian Ringgit	Buy	1/18/12	31,138	31,589	(451)

	Malaysian Ringgit	Sell	1/18/12	31,138	31,143	5

	Mexican Peso	Buy	1/18/12	8,962	12,540	(3,578)

	New Zealand Dollar	Buy	1/18/12	120,623	118,747	1,876

	New Zealand Dollar	Sell	1/18/12	120,623	120,738	115

	Norwegian Krone	Sell	1/18/12	213,905	220,418	6,513

	Polish Zloty	Sell	1/18/12	220,630	227,624	6,994

	Singapore Dollar	Buy	1/18/12	149,718	151,679	(1,961)

	Singapore Dollar	Sell	1/18/12	149,718	149,270	(448)

	South Korean Won	Sell	1/18/12	70,951	72,528	1,577

	Swedish Krona	Buy	1/18/12	216,267	219,951	(3,684)

	Swiss Franc	Buy	1/18/12	611,876	636,380	(24,504)

	Taiwan Dollar	Sell	1/18/12	19,194	19,264	70

	Turkish Lira	Sell	1/18/12	58,140	59,973	1,833

Goldman Sachs International

	Australian Dollar	Buy	1/18/12	331,065	330,285	780

	British Pound	Buy	1/18/12	196,120	198,499	(2,379)

	Canadian Dollar	Sell	1/18/12	596,511	597,016	505

	Chilean Peso	Buy	1/18/12	45,666	45,983	(317)

	Chilean Peso	Sell	1/18/12	45,666	45,633	(33)

	Euro	Sell	1/18/12	3,396,920	3,539,974	143,054

	Hungarian Forint	Buy	1/18/12	15,123	16,246	(1,123)

	Japanese Yen	Sell	1/18/12	2,269,665	2,249,462	(20,203)

	Norwegian Krone	Sell	1/18/12	34,896	35,915	1,019

	Polish Zloty	Buy	1/18/12	16,005	16,481	(476)

	South African Rand	Buy	1/18/12	31,368	31,596	(228)

	Swedish Krona	Buy	1/18/12	141,197	144,195	(2,998)

	Swiss Franc	Buy	1/18/12	63,892	63,598	294

	Swiss Franc	Sell	1/18/12	63,892	65,512	1,620

HSBC Bank USA, National Association

	Australian Dollar	Sell	1/18/12	1,076,851	1,073,290	(3,561)

	British Pound	Sell	1/18/12	3,542,433	3,585,428	42,995

	Canadian Dollar	Sell	1/18/12	263,175	263,528	353

	Euro	Buy	1/18/12	187,165	194,996	(7,831)

Putnam VT Global Asset Allocation Fund 29

FORWARD CURRENCY CONTRACTS at 12/31/11 (aggregate face value $99,067,114) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

HSBC Bank USA, National Association cont.

	Indian Rupee	Buy	1/18/12	$73,630	$75,845	$(2,215)

	Indian Rupee	Sell	1/18/12	73,630	75,661	2,031

	Japanese Yen	Sell	1/18/12	258,659	256,434	(2,225)

	New Zealand Dollar	Sell	1/18/12	274,998	275,172	174

	Norwegian Krone	Buy	1/18/12	579,159	596,948	(17,789)

	Singapore Dollar	Buy	1/18/12	621,923	626,128	(4,205)

	South Korean Won	Buy	1/18/12	74,374	75,889	(1,515)

	Swedish Krona	Sell	1/18/12	252,278	256,655	4,377

	Swiss Franc	Sell	1/18/12	131,938	119,421	(12,517)

	Taiwan Dollar	Sell	1/18/12	113,411	113,821	410

JPMorgan Chase Bank, N.A.

	Australian Dollar	Buy	1/18/12	1,067,742	1,062,683	5,059

	Brazilian Real	Buy	1/18/12	64,818	64,756	62

	Brazilian Real	Sell	1/18/12	64,818	66,928	2,110

	British Pound	Buy	1/18/12	828,115	837,119	(9,004)

	Canadian Dollar	Sell	1/18/12	9,813	9,825	12

	Chilean Peso	Buy	1/18/12	10,251	10,255	(4)

	Chilean Peso	Sell	1/18/12	10,251	10,338	87

	Czech Koruna	Sell	1/18/12	112,893	118,601	5,708

	Euro	Buy	1/18/12	976,595	1,027,358	(50,763)

	Hong Kong Dollar	Sell	1/18/12	1,047,481	1,047,400	(81)

	Hungarian Forint	Buy	1/18/12	1,519	408	1,111

	Japanese Yen	Buy	1/18/12	1,770,618	1,755,346	15,272

	Malaysian Ringgit	Buy	1/18/12	7,217	7,222	(5)

	Malaysian Ringgit	Sell	1/18/12	7,217	7,323	106

	Mexican Peso	Buy	1/18/12	5,777	3,598	2,179

	New Zealand Dollar	Buy	1/18/12	98,925	99,078	(153)

	New Zealand Dollar	Sell	1/18/12	98,925	97,804	(1,121)

	Norwegian Krone	Buy	1/18/12	188,351	194,066	(5,715)

	Polish Zloty	Buy	1/18/12	314,144	324,446	(10,302)

	Russian Ruble	Buy	1/18/12	13,802	14,302	(500)

	Russian Ruble	Sell	1/18/12	13,802	13,858	56

	Singapore Dollar	Sell	1/18/12	997,221	1,006,565	9,344

	South African Rand	Buy	1/18/12	104,239	105,051	(812)

	South Korean Won	Buy	1/18/12	87,780	89,799	(2,019)

	Swedish Krona	Buy	1/18/12	274,538	279,173	(4,635)

	Swiss Franc	Buy	1/18/12	35,460	36,398	(938)

	Swiss Franc	Sell	1/18/12	35,460	35,291	(169)

	Taiwan Dollar	Sell	1/18/12	94,680	94,992	312

	Thai Baht	Buy	1/18/12	709	725	(16)

	Thai Baht	Sell	1/18/12	709	705	(4)

	Turkish Lira	Sell	1/18/12	85,131	88,136	3,005

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	1/18/12	973,385	971,194	2,191

	Brazilian Real	Buy	1/18/12	62,306	62,236	70

	Brazilian Real	Sell	1/18/12	62,306	64,370	2,064

	British Pound	Sell	1/18/12	6,598,525	6,676,717	78,192

	Canadian Dollar	Buy	1/18/12	162,203	162,257	(54)

	Chilean Peso	Buy	1/18/12	1,395	1,394	1

	Chilean Peso	Sell	1/18/12	1,395	1,404	9

	Czech Koruna	Sell	1/18/12	10,240	10,749	509

	Euro	Buy	1/18/12	2,354,572	2,449,915	(95,343)

30 Putnam VT Global Asset Allocation Fund

FORWARD CURRENCY CONTRACTS at 12/31/11 (aggregate face value $99,067,114) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Royal Bank of Scotland PLC (The) cont.

	Hungarian Forint	Sell	1/18/12	$81,104	$87,224	$6,120

	Indian Rupee	Buy	1/18/12	138,031	138,363	(332)

	Indian Rupee	Sell	1/18/12	138,031	142,404	4,373

	Japanese Yen	Buy	1/18/12	1,332,684	1,321,615	11,069

	Malaysian Ringgit	Buy	1/18/12	70,250	71,248	(998)

	Malaysian Ringgit	Sell	1/18/12	70,250	70,194	(56)

	Mexican Peso	Sell	1/18/12	752	1,869	1,117

	New Zealand Dollar	Buy	1/18/12	16,410	16,225	185

	New Zealand Dollar	Sell	1/18/12	16,410	16,411	1

	Norwegian Krone	Buy	1/18/12	314,147	323,364	(9,217)

	Polish Zloty	Sell	1/18/12	45,643	47,182	1,539

	Russian Ruble	Buy	1/18/12	5,615	5,831	(216)

	Russian Ruble	Sell	1/18/12	5,615	5,646	31

	Singapore Dollar	Buy	1/18/12	306,297	305,392	905

	Singapore Dollar	Sell	1/18/12	306,297	310,395	4,098

	South African Rand	Sell	1/18/12	219,874	221,544	1,670

	South Korean Won	Sell	1/18/12	60,127	61,368	1,241

	Swedish Krona	Buy	1/18/12	445,138	452,966	(7,828)

	Swiss Franc	Buy	1/18/12	486,540	484,387	2,153

	Swiss Franc	Sell	1/18/12	486,540	499,601	13,061

	Taiwan Dollar	Buy	1/18/12	309,072	310,417	(1,345)

	Turkish Lira	Sell	1/18/12	12,680	13,148	468

State Street Bank and Trust Co.

	Australian Dollar	Buy	1/18/12	1,039,353	1,036,179	3,174

	Brazilian Real	Buy	1/18/12	409,960	409,119	841

	Brazilian Real	Sell	1/18/12	409,960	422,118	12,158

	British Pound	Sell	1/18/12	407,303	410,514	3,211

	Canadian Dollar	Sell	1/18/12	754,494	752,022	(2,472)

	Czech Koruna	Sell	1/18/12	149,602	156,893	7,291

	Euro	Buy	1/18/12	1,192,883	1,250,490	(57,607)

	Hungarian Forint	Sell	1/18/12	199,898	214,510	14,612

	Indonesian Rupiah	Sell	1/18/12	77,068	77,381	313

	Japanese Yen	Buy	1/18/12	9,628	8,877	751

	Malaysian Ringgit	Buy	1/18/12	28,648	29,070	(422)

	Malaysian Ringgit	Sell	1/18/12	28,648	28,553	(95)

	Mexican Peso	Buy	1/18/12	167,440	167,322	118

	Mexican Peso	Sell	1/18/12	167,440	172,228	4,788

	Norwegian Krone	Sell	1/18/12	476,677	491,064	14,387

	Polish Zloty	Buy	1/18/12	117,189	120,893	(3,704)

	Russian Ruble	Buy	1/18/12	13,802	14,352	(550)

	Russian Ruble	Sell	1/18/12	13,802	13,890	88

	Singapore Dollar	Buy	1/18/12	102,073	103,397	(1,324)

	Singapore Dollar	Sell	1/18/12	102,073	101,769	(304)

	South African Rand	Sell	1/18/12	47,262	47,595	333

	South Korean Won	Sell	1/18/12	58,937	60,026	1,089

	Swedish Krona	Buy	1/18/12	566,340	577,433	(11,093)

	Swiss Franc	Buy	1/18/12	359,820	358,165	1,655

	Swiss Franc	Sell	1/18/12	359,820	368,987	9,167

	Taiwan Dollar	Sell	1/18/12	129,388	129,805	417

	Thai Baht	Buy	1/18/12	28,372	29,072	(700)

	Thai Baht	Sell	1/18/12	28,372	28,353	(19)

	Turkish Lira	Sell	1/18/12	40,461	41,887	1,426

Putnam VT Global Asset Allocation Fund 31

FORWARD CURRENCY CONTRACTS at 12/31/11 (aggregate face value $99,067,114) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG

	Australian Dollar	Buy	1/18/12	$265,812	$263,671	$2,141

	Brazilian Real	Buy	1/18/12	261,355	270,042	(8,687)

	Brazilian Real	Sell	1/18/12	261,355	261,076	(279)

	British Pound	Buy	1/18/12	6,203,023	6,278,233	(75,210)

	Canadian Dollar	Sell	1/18/12	1,634,492	1,634,895	403

	Czech Koruna	Sell	1/18/12	132,093	138,567	6,474

	Euro	Buy	1/18/12	2,477,018	2,572,736	(95,718)

	Hungarian Forint	Buy	1/18/12	138,910	147,550	(8,640)

	Indian Rupee	Buy	1/18/12	195,418	202,315	(6,897)

	Indian Rupee	Sell	1/18/12	195,418	189,737	(5,681)

	Japanese Yen	Sell	1/18/12	1,284,323	1,273,179	(11,144)

	Mexican Peso	Buy	1/18/12	2,090	5,384	(3,294)

	New Zealand Dollar	Buy	1/18/12	22,009	21,762	247

	New Zealand Dollar	Sell	1/18/12	22,009	22,043	34

	Norwegian Krone	Buy	1/18/12	991,409	1,018,411	(27,002)

	Polish Zloty	Buy	1/18/12	116,813	120,481	(3,668)

	Russian Ruble	Buy	1/18/12	5,615	5,841	(226)

	Russian Ruble	Sell	1/18/12	5,615	5,644	29

	Singapore Dollar	Buy	1/18/12	96,677	97,955	(1,278)

	Singapore Dollar	Sell	1/18/12	96,677	96,395	(282)

	South African Rand	Sell	1/18/12	201,471	203,113	1,642

	South Korean Won	Buy	1/18/12	122,475	125,178	(2,703)

	Swedish Krona	Sell	1/18/12	891,090	906,073	14,983

	Swiss Franc	Sell	1/18/12	513,908	531,722	17,814

	Taiwan Dollar	Buy	1/18/12	178,574	179,222	(648)

	Thai Baht	Buy	1/18/12	2,128	2,115	13

	Thai Baht	Sell	1/18/12	2,128	2,178	50

	Turkish Lira	Sell	1/18/12	4,209	4,357	148

Westpac Banking Corp.

	Australian Dollar	Sell	1/18/12	1,916,543	1,901,071	(15,472)

	British Pound	Sell	1/18/12	656,374	664,290	7,916

	Canadian Dollar	Buy	1/18/12	357,180	357,725	(545)

	Euro	Sell	1/18/12	386,431	402,681	16,250

	Japanese Yen	Sell	1/18/12	1,152,812	1,143,289	(9,523)

	New Zealand Dollar	Buy	1/18/12	75,049	75,138	(89)

	New Zealand Dollar	Sell	1/18/12	75,049	74,200	(849)

	Norwegian Krone	Sell	1/18/12	310,169	319,623	9,454

	Swedish Krona	Sell	1/18/12	274,680	279,383	4,703

	Swiss Franc	Buy	1/18/12	298,164	306,038	(7,874)

	Swiss Franc	Sell	1/18/12	298,164	296,748	(1,416)

Total						$141,394

FUTURES CONTRACTS				Unrealized
OUTSTANDING	Number of		Expiration	appreciation/
at 12/31/11	contracts	Value	date	(depreciation)

Amsterdam Exchange Index
(Short)	9	$729,763	Jan-12	$(9,299)

Australian Government
Treasury Bond 3 yr (Short)	7	775,646	Mar-12	1,038

Australian Government
Treasury Bond 10 yr (Long)	4	486,423	Mar-12	4,661

Australian Government
Treasury Bond 10 yr (Short)	2	243,212	Mar-12	(2,442)

Canadian Government Bond
10 yr (Short)	31	4,072,677	Mar-12	(44,260)

FUTURES CONTRACTS				Unrealized
OUTSTANDING	Number of		Expiration	appreciation/
at 12/31/11 cont.	contracts	Value	date	(depreciation)

DAX Index (Short)	4	$763,608	Mar-12	$(8,490)

Euro STOXX 50 Index (Long)	51	1,523,436	Mar-12	24,934

Euro STOXX 50 Index
(Short)	240	7,169,112	Mar-12	(132,790)

Euro-Bobl 5 yr (Long)	1	161,924	Mar-12	2,546

Euro-Bund 10 yr (Long)	7	1,259,668	Mar-12	25,254

Euro-Bund 10 yr (Short)	2	359,905	Mar-12	(10,813)

Euro-CAC 40 Index (Long)	54	2,212,353	Jan-12	52,548

Euro-Schatz 2 yr (Short)	6	856,846	Mar-12	(2,589)

32 Putnam VT Global Asset Allocation Fund

FUTURES CONTRACTS				Unrealized
OUTSTANDING	Number of		Expiration	appreciation/
at 12/31/11 cont.	contracts	Value	date	(depreciation)

Euro-Swiss Franc 3 Month
(Short)	17	$4,529,171	Dec-12	($70,058)

Euro-Swiss Franc 3 Month
(Short)	17	4,528,718	Jun-12	(53,583)

Euro-Swiss Franc 3 Month
(Short)	17	4,526,003	Mar-12	(40,275)

FTSE 100 Index (Short)	33	2,837,145	Mar-12	(40,064)

Japanese Government Bond
10 yr (Short)	1	1,850,201	Mar-12	(8,840)

Japanese Government Bond
10 yr Mini (Long)	16	2,962,401	Mar-12	15,923

MSCI EAFE Index Mini
(Long)	10	704,700	Mar-12	9,530

NASDAQ 100 Index E-Mini
(Short)	68	3,093,320	Mar-12	58,548

OMXS 30 Index (Short)	66	948,467	Jan-12	(31,839)

Russell 2000 Index Mini
(Long)	22	1,625,360	Mar-12	(643)

Russell 2000 Index Mini
(Short)	26	1,920,880	Mar-12	11,388

S&P 500 Index (Long)	6	1,878,900	Mar-12	(8,498)

S&P 500 Index E-Mini
(Long)	353	22,108,390	Mar-12	(100,429)

S&P 500 Index E-Mini
(Short)	268	16,784,840	Mar-12	41,334

S&P Mid Cap 400 Index
E-Mini (Long)	94	8,246,620	Mar-12	(76,045)

SGX MSCI Singapore Index
(Short)	9	416,746	Jan-12	6,758

SPI 200 Index (Short)	10	1,027,659	Mar-12	39,332

Tokyo Price Index (Short)	42	3,972,457	Mar-12	61,415

FUTURES CONTRACTS				Unrealized
OUTSTANDING	Number of		Expiration	appreciation/
at 12/31/11 cont.	contracts	Value	date	(depreciation)

U.K. Gilt 10 yr (Short)	4	$726,493	Mar-12	$(11,689)

U.S. Treasury Bond 30 yr
(Long)	69	9,992,063	Mar-12	107,025

U.S. Treasury Bond 30 yr
(Long)	9	1,441,688	Mar-12	16,717

U.S. Treasury Bond 30 yr
(Short)	1	160,188	Mar-12	(1,057)

U.S. Treasury Note 2 yr
(Long)	171	37,713,516	Mar-12	11,878

U.S. Treasury Note 2 yr
(Short)	26	5,734,219	Mar-12	(2,081)

U.S. Treasury Note 5 yr
(Long)	39	4,807,055	Mar-12	27,348

U.S. Treasury Note 5 yr
(Short)	10	1,232,578	Mar-12	(7,050)

U.S. Treasury Note 10 yr
(Short)	37	4,851,625	Mar-12	(39,630)

Total				$(184,287)

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received		Contract	Expiration date/
$155,904)		amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 5.51% versus the three month
USD-LIBOR-BBA maturing May 2022.		$1,966,000	May-12/5.51	$608,261

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.51% versus the three month
USD-LIBOR-BBA maturing May 2022.		1,966,000	May-12/5.51	10

Total				$608,271

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/11

	Upfront				Unrealized
Swap counterparty/	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC
$1,510,000	$—	11/25/21	3 month USD-LIBOR-BBA	2.16%	$21,442

945,000	—	8/31/13	0.509%	3 month	1,936
				USD-LIBOR-BBA

Citibank, N.A.
100,000	—	7/8/41	3 month USD-LIBOR-BBA	4.0425%	32,196

2,900,000	—	8/5/16	1.505%	3 month	(62,724)
				USD-LIBOR-BBA

200,000	—	8/5/41	3.5875%	3 month	(44,367)
				USD-LIBOR-BBA

1,900,000	—	9/9/16	1.1925%	3 month	(8,750)
				USD-LIBOR-BBA

500,000	—	9/9/41	3 month USD-LIBOR-BBA	3.05%	51,912

8,027,000	—	12/15/13	0.681%	3 month	6,143
				USD-LIBOR-BBA

19,414,000	—	12/15/13	3 month USD-LIBOR-BBA	0.681%	(14,857)

3,089,000	—	12/19/21	2.0805%	3 month	(15,790)
				USD-LIBOR-BBA

Credit Suisse International
2,047,700	(588)	5/27/21	3.21%	3 month	(228,004)
				USD-LIBOR-BBA

2,000,000	—	10/7/13	3 month USD-LIBOR-BBA	0.636%	(1,645)

Putnam VT Global Asset Allocation Fund 33

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/11 cont.

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
$4,700,000		$—	10/7/16	1.31%	3 month	$(38,447)
					USD-LIBOR-BBA

300,000		—	10/7/41	3 month USD-LIBOR-BBA	2.675%	6,224

9,700,000		—	11/17/13	3 month USD-LIBOR-BBA	0.7125%	2,250

1,900,000		—	12/7/16	1.31875%	3 month	(10,523)
					USD-LIBOR-BBA

5,200,000		—	12/7/13	3 month USD-LIBOR-BBA	0.68875%	(2,764)

MXN	5,250,000	—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	8,645

Deutsche Bank AG
$10,503,300		(27,689)	3/10/19	3.58%	3 month	(1,513,480)
					USD-LIBOR-BBA

1,200,000		—	10/7/21	3 month USD-LIBOR-BBA	2.133%	18,361

25,564,300		38,903	7/18/21	3 month USD-LIBOR-BBA	3.04%	2,761,022

1,437,400		(2,204)	7/18/21	3.04%	3 month	(155,261)
					USD-LIBOR-BBA

18,175,100		26,507	7/18/25	3 month USD-LIBOR-BBA	3.47%	2,791,089

900,000		—	11/7/21	3 month USD-LIBOR-BBA	2.23%	19,845

300,000		—	11/7/41	3 month USD-LIBOR-BBA	2.8825%	18,924

500,000		—	12/7/21	3 month USD-LIBOR-BBA	2.188%	7,964

100,000		—	12/7/41	3 month USD-LIBOR-BBA	2.717%	2,569

11,968,000		—	12/14/13	3 month USD-LIBOR-BBA	0.6655%	(12,776)

1,086,000		—	12/21/16	3 month USD-LIBOR-BBA	1.257%	1,994

MXN	5,250,000	—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	10,090

Goldman Sachs International
$8,840,000		3,543	7/20/16	1.79%	3 month	(317,133)
					USD-LIBOR-BBA

21,937,300		(39,393)	8/11/16	1.44%	3 month	(437,913)
					USD-LIBOR-BBA

3,200,000		—	11/18/13	3 month USD-LIBOR-BBA	0.725%	1,361

1,478,700		4,274	5/9/21	3.3%	3 month	(173,994)
					USD-LIBOR-BBA

1,750,900		11,187	5/9/41	4.09%	3 month	(545,350)
					USD-LIBOR-BBA

1,878,700		5,332	5/9/20	3.15%	3 month	(195,483)
					USD-LIBOR-BBA

19,472,000		—	11/30/21	2.2475%	3 month	(426,834)
					USD-LIBOR-BBA

JPMorgan Chase Bank, N.A.
784,800		2,413	2/18/41	4.43%	3 month	(309,912)
					USD-LIBOR-BBA

200,000		—	6/10/41	3.933%	3 month	(56,355)
					USD-LIBOR-BBA

115,000		—	12/1/21	3 month USD-LIBOR-BBA	2.182%	1,815

10,864,000		—	12/12/13	3 month USD-LIBOR-BBA	0.659%	(12,626)

CAD	500,000	—	9/22/21	3 month CAD-BA-CDOR	2.27%	6,611

JPY	56,400,000 E	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	29,860

JPY	75,800,000 E	—	7/28/39	2.40%	6 month	(16,384)
					JPY-LIBOR-BBA

MXN	750,000	—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	1,648

MXN	8,485,000	—	7/30/20	6.3833%	1 month MXN-TIIE-	6,491
					BANXICO

MXN	1,330,000	—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	1,107

Total						$1,210,127

E See Note 1 to the financial statements regarding extended effective dates.

34 Putnam VT Global Asset Allocation Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/11

			Fixed payments	Total return	Unrealized
Swap counterparty/		Termination	received (paid) by	received by or	appreciation/
Notional amount		date	fund per annum	paid by fund	(depreciation)

Bank of America, N.A.
baskets	60,074	7/30/12	3 month USD-LIBOR-BBA	A basket (GDX) of	$(543,880)
				common stocks

Barclays Bank PLC
	$1,070,296	1/12/41	4.50% (1 month	Synthetic TRS Index	(6,015)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

	412,733	1/12/41	5.00% (1 month	Synthetic TRS Index	(1,697)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

	245,337	1/12/40	4.50% (1 month	Synthetic MBX Index	1,234
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

	430,821	1/12/41	5.00% (1 month	Synthetic MBX Index	2,276
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

	25,661	1/12/41	4.50% (1 month	Synthetic MBX Index	125
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

	211,300	1/12/41	5.00% (1 month	Synthetic MBX Index	1,116
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

	38,905	1/12/41	4.50% (1 month	Synthetic MBX Index	189
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

	43,241	1/12/40	5.00% (1 month	Synthetic MBX Index	195
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

	140,369	1/12/40	5.00% (1 month	Synthetic MBX Index	632
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

	101,784	1/12/40	5.00% (1 month	Synthetic MBX Index	458
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

	367,925	1/12/41	5.00% (1 month	Synthetic TRS Index	(2,433)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

	29,271	1/12/40	(5.00%) 1 month	Synthetic TRS Index	248
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

Citibank, N.A.
	83,040	1/12/41	5.00% (1 month	Synthetic MBX Index	439
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

baskets	154	4/11/12	(3 month USD-LIBOR-BBA	A basket (CGPUTQL1)	958,988
			plus 0.10%)	of common stocks

units	3,437	4/11/12	3 month USD-LIBOR-BBA	Russell 2000 Total	(632,966)
			minus 0.05%	Return Index

units	143	4/11/12	3 month USD-LIBOR-BBA	Russell 2000 Total	(26,183)
			minus 0.05%	Return Index

units	43	4/11/12	3 month USD-LIBOR-BBA	Russell 1000 Total	(7,919)
			minus 0.05%	Return Index

Credit Suisse International
	$684,043	1/12/41	4.50% (1 month	Synthetic MBX Index	1,831
			USD-LIBOR)	4.50% 30 year Ginnie
				Mae II pools

JPMorgan Chase Bank, N.A.
shares	122,265	10/22/12	(3 month USD-LIBOR-BBA	iShares MSCI Emerging	59,906
			plus 0.04%)	Markets Index

Total					$(193,456)

Putnam VT Global Asset Allocation Fund 35

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/11

						Fixed payments
Swap counterparty/		Upfront premium		Notional	Termination	received (paid) by	Unrealized
Referenced debt*	Rating***	received (paid)**		amount	date	fund per annum	appreciation

Barclays Bank PLC
DJ CDX NA HY Series 17 Version 1 Index	B+/P	$16,988		$176,400	12/20/16	500 bp	$4,888

DJ CDX NA IG Series 17 Index	BBB+/P	11,881		1,200,000	12/20/16	100 bp	1,313

DJ CDX NA IG Series 17 Index	BBB+/P	5,931		545,000	12/20/16	100 bp	1,132

Credit Suisse International
DJ CDX NA HY Series 17 Version 1 Index	B+/P	438,244		4,321,800	12/20/16	500 bp	141,797

Deutsche Bank AG
DJ CDX NA HY Series 17 Version 1 Index	B+/P	776,265		7,245,140	12/20/16	500 bp	279,297

Smurfit Kappa Funding, 7 3/4%, 4/1/15	B2	—	EUR	90,000	9/20/13	715 bp	9,766

Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB–	—	EUR	125,000	9/20/13	477 bp	6,494

Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB–	—	EUR	125,000	9/20/13	535 bp	8,104

Goldman Sachs International
CSC Holdings, Inc., 7 5/8%, 7/15/18	Ba3	—		$65,000	9/20/13	495 bp	2,621

JPMorgan Chase Bank, N.A.
DJ CDX NA HY Series 17 Version 1 Index	B+/P	296,336		2,922,360	12/20/16	500 bp	96,428

Total							$551,840

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2011. Securities rated by Putnam are indicated by “/P.”

36 Putnam VT Global Asset Allocation Fund

ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$3,573,942	$1,912,914	$8,518

Capital goods	4,508,433	1,777,564	7,085

Communication services	4,269,141	1,241,279	—

Conglomerates	1,247,890	314,515	—

Consumer cyclicals	9,906,104	2,369,273	146

Consumer staples	7,472,707	2,455,979	644

Energy	8,774,277	1,800,817	—

Financials	10,782,789	3,829,101	—

Health care	10,025,368	1,922,653	—

Technology	17,639,907	724,790	—

Transportation	709,767	511,034	—

Utilities and power	2,467,669	842,439	—

Total common stocks	81,377,994	19,702,358	16,393

Asset-backed securities	—	1,801,097	—

Commodity linked notes	—	570,445	—

Convertible bonds and notes	—	78,162	—

Convertible preferred stocks	—	115,828	—

Corporate bonds and notes	—	34,467,224	20,640

Foreign government bonds and notes	—	6,845,723	—

Investment Companies	2,105,781	—	—

Mortgage-backed securities	—	8,573,730	—

Municipal bonds and notes	—	72,196	—

Preferred stocks	—	108,622	—

Senior loans	—	390,588	—

U.S. Government and Agency Mortgage Obligations	—	26,792,997	—

U.S. Treasury Obligations	—	21,483	—

Warrants	—	—	1,904

Short-term investments	37,585,454	28,584,289	—

Totals by level	$121,069,229	$128,124,742	$38,937

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$141,394	$—

Futures contracts	(184,287)	—	—

Written options	—	(608,271)	—

Interest rate swap contracts	—	1,187,842	—

Total return swap contracts	—	(193,456)	—

Credit default contracts	—	(993,805)	—

Totals by level	$(184,287)	$(466,296)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 37

Statement of assets and liabilities
12/31/11

Assets

Investment in securities, at value, including $13,360,907 of securities on loan (Note 1):

Unaffiliated issuers (identified cost $192,139,559)	$201,363,481

Affiliated issuers (identified cost $47,869,427) (Notes 1 and 6)	47,869,427

Cash	22,368

Foreign currency (cost $3,770) (Note 1)	5,013

Dividends, interest and other receivables	1,011,556

Receivable for shares of the fund sold	7,797

Receivable for investments sold	525,877

Unrealized appreciation on swap contracts (Note 1)	7,390,976

Unrealized appreciation on forward currency contracts (Note 1)	943,407

Premium paid on swap contracts (Note 1)	69,874

Total assets	259,209,776

Liabilities

Payable for variation margin (Note 1)	133,591

Payable for investments purchased	152,335

Payable for purchases of delayed delivery securities (Note 1)	23,386,861

Payable for shares of the fund repurchased	104,923

Payable for compensation of Manager (Note 2)	107,450

Payable for investor servicing fees (Note 2)	13,050

Payable for custodian fees (Note 2)	71,401

Payable for Trustee compensation and expenses (Note 2)	110,340

Payable for administrative services (Note 2)	524

Payable for distribution fees (Note 2)	14,933

Unrealized depreciation on forward currency contracts (Note 1)	802,013

Written options outstanding, at value (premiums received $155,904) (Notes 1 and 3)	608,271

Premium received on swap contracts (Note 1)	1,637,804

Unrealized depreciation on swap contracts (Note 1)	5,822,465

Collateral on securities loaned, at value (Note 1)	13,743,973

Collateral on certain derivative contracts, at value (Note 1)	3,460,000

Other accrued expenses	145,319

Total liabilities	50,315,253

Net assets	$208,894,523

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$232,631,497

Undistributed net investment income (Note 1)	942,775

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(34,975,110)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	10,295,361

Total — Representing net assets applicable to capital shares outstanding	$208,894,523

Computation of net asset value Class IA

Net assets	$138,270,728

Number of shares outstanding	9,796,639

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$14.11

Computation of net asset value Class IB

Net assets	$70,623,795

Number of shares outstanding	4,974,713

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$14.20

The accompanying notes are an integral part of these financial statements.

38 Putnam VT Global Asset Allocation Fund

Statement of operations
Year ended 12/31/11

Investment income

Interest (including interest income of $25,081 from investments in affiliated issuers) (Note 6)	$4,661,822

Dividends (net of foreign tax of $81,110)	2,432,669

Securities lending (Note 1)	55,110

Total investment income	7,149,601

Expenses

Compensation of Manager (Note 2)	1,369,949

Investor servicing fees (Note 2)	229,246

Custodian fees (Note 2)	167,535

Trustee compensation and expenses (Note 2)	17,909

Administrative services (Note 2)	6,787

Distribution fees — Class IB (Note 2)	191,359

Auditing	142,273

Other	75,666

Total expenses	2,200,724

Expense reduction (Note 2)	(10,783)

Net expenses	2,189,941

Net investment income	4,959,660
Net realized gain on investments (Notes 1 and 3)	10,392,488

Net realized loss on swap contracts (Note 1)	(4,279,290)

Net realized gain on futures contracts (Note 1)	2,188,606

Net realized loss on foreign currency transactions (Note 1)	(2,259,533)

Net realized gain on written options (Notes 1 and 3)	1,179,688

Net unrealized appreciation of assets and liabilities in foreign currencies during the year	370,243

Net unrealized depreciation of investments, futures contracts, swap contracts, written options, and TBA sale commitments during the year	(12,842,029)

Net loss on investments	(5,249,827)

Net decrease in net assets resulting from operations	$(290,167)

Statement of changes in net assets

	Year ended	Year ended
	12/31/11	12/31/10

Increase (decrease) in net assets

Operations:

Net investment income	$4,959,660	$6,196,603

Net realized gain on investments and foreign currency transactions	7,221,959	16,630,694

Net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	(12,471,786)	9,254,842

Net increase (decrease) in net assets resulting from operations	(290,167)	32,082,139

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(7,171,729)	(9,201,575)

Class IB	(3,402,380)	(4,302,686)

Decrease from capital share transactions (Note 4)	(19,455,891)	(16,194,855)

Total increase (decrease) in net assets	(30,320,167)	2,383,023

Net assets:

Beginning of year	239,214,690	236,831,667

End of year (including undistributed net investment income of $942,775 and $8,972,704, respectively)	$208,894,523	$239,214,690

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 39

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of expenses to average net assets excluding interest expense (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]

Class IA

12/31/11	$14.79	.33	(.33)	—[f]	(.68)	(.68)	$14.11	(.18)	$138,271.88		.88	2.27	131

12/31/10	13.64	.38	1.59	1.97	(.82)	(.82)	14.79	14.95	159,677	.87[g]	.87[g]	2.75	159

12/31/09	10.87	.41	3.12	3.53	(.76)	(.76)	13.64	35.36	160,419	.99 [h,i]	.86[h]	3.55[h]	178

12/31/08	16.90	.48	(5.91)	(5.43)	(.60)	(.60)	10.87	(33.16)	141,087	.78[h]	.78[h]	3.31[h]	155

12/31/07	16.50	.42	.10	.52	(.12)	(.12)	16.90	3.16	264,820	.77[h]	.77[h]	2.49 [h]	107

Class IB

12/31/11	$14.88	.29	(.32)	(.03)	(.65)	(.65)	$14.20	(.42)	$70,624	1.13	1.13	2.02	131

12/31/10	13.72	.35	1.60	1.95	(.79)	(.79)	14.88	14.69	79,537	1.12[g]	1.12[g]	2.50	159

12/31/09	10.90	.39	3.15	3.54	(.72)	(.72)	13.72	35.21	76,413	1.24[h,i]	1.11[h]	3.28[h]	178

12/31/08	16.94	.44	(5.92)	(5.48)	(.56)	(.56)	10.90	(33.32)	58,167	1.03[h]	1.03 [h]	3.05[h]	155

12/31/07	16.54	.38	.11	.49	(.09)	(.09)	16.94	2.94	95,626	1.02[h]	1.02[h]	2.23[h]	107

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements and brokerage/service arrangements (Note 2).

e Portfolio turnover excludes TBA roll transactions.

f Amount represents less than $0.01 per share.

g Excludes the impact of a reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.05% of average net assets for the period ended December 31, 2010.

h Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.10%

12/31/08	0.15

12/31/07	0.08

i Includes interest accrued in connection with certain derivatives contracts, which amounted to 0.13% of average net assets as of December 31, 2009.

The accompanying notes are an integral part of these financial statements.

40 Putnam VT Global Asset Allocation Fund

Notes to financial statements 12/31/11

Note 1 — Significant accounting policies

Putnam VT Global Asset Allocation Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund seeks long-term return consistent with preservation of capital. The fund invests mainly in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. The fund may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests in a diversified portfolio of fixed income investments, including both U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). The fund may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed income investments. The fund may also select other investments that do not fall within these asset classes. The fund may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from January 1, 2011 through December 31, 2011.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported, as in the case of some securities traded over-the-counter, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in other open-end investment companies, which are classified as Level 1 securities, are based on their net asset value (NAV). The NAV of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery or forward commitment basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

C) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Putnam VT Global Asset Allocation Fund 41

D) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments. The fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

E) Futures contracts The fund uses futures contracts to hedge interest rate risk, to gain exposure to interest rates, to hedge prepayment risk, to equitize cash and to manage exposure to market risk. The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

F) Options contracts The fund uses options contracts to hedge duration, convexity and prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned and to enhance the return on a security owned. The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. The fund did not have any activity on purchased options contracts for the reporting period.

G) Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

H) Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets/countries and to gain exposure to specific sectors/ industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $31,800,000 on total return swap contracts for the reporting period.

I) Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $167,000,000 on interest rate swap contracts for the reporting period.

J) Credit default contracts The fund entered into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual

42 Putnam VT Global Asset Allocation Fund

names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. Outstanding notional amount on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

K) Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $130,000 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $4,233,514 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $4,328,584.

L) TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

M) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

N) Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the value of securities loaned amounted to $13,360,907. The fund received cash collateral of $13,743,973.

O) Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the Securities and Exchange Commission (the SEC). This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

P) Line of credit The fund participates, along with other Putnam funds, in a $325 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.13% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Q) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982

Putnam VT Global Asset Allocation Fund 43

of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2011, the fund had a capital loss carryover of $33,443,619 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$6,647,677	$—	$6,647,677	12/31/16

26,795,942	—	26,795,942	12/31/17

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

R) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences of losses on wash sale transactions, foreign currency gains and losses, unrealized gains and losses on certain futures contracts, realized gains and losses on certain futures contracts, interest on payment-in-kind securities, income on swap contracts and interest only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $2,415,480 to decrease undistributed net investment income and $48,145 to increase paid-in-capital, with a decrease to accumulated net realized losses of $2,367,335.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$17,162,051
Unrealized depreciation	(9,606,288)

Net unrealized appreciation	7,555,763
Undistributed ordinary income	1,705,395
Capital loss carryforward	(33,443,619)

Cost for federal income tax purposes	$241,677,145

S) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

T) Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 48.0% of the fund is owned by accounts of one group of insurance companies.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.750%	of the first $5 billion,
0.700%	of the next $5 billion,
0.650%	of the next $10 billion,
0.600%	of the next $10 billion,
0.550%	of the next $50 billion,
0.530%	of the next $50 billion,
0.520%	of the next $100 billion and
0.515%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $398 under the expense offset arrangements and by $10,385 under the brokerage/service arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $161, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

44 Putnam VT Global Asset Allocation Fund

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $245,691,259 and $275,244,385, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

	Written swap option	Written swap option	Written equity option	Written equity option
	contract amounts	premiums received	contract amounts	premiums received

Written options outstanding at the
beginning of the reporting period	$40,817,000	$2,492,377	—	$—

Options opened	—	—	114,517	130,549

Options exercised	(36,885,000)	(2,336,473)	—	—

Options expired	—	—	—	—

Options closed	—	—	(114,517)	(130,549)

Written options outstanding at the
end of the reporting period	$3,932,000	$155,904	—	$—

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/11		Year ended 12/31/10		Year ended 12/31/11		Year ended 12/31/10

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	317,887	$4,640,900	362,574	$4,896,054	471,799	$6,858,367	602,965	$8,512,046

Shares issued in connection with
reinvestment of distributions	486,549	7,171,729	676,586	9,201,575	229,117	3,402,380	313,836	4,302,686

	804,436	11,812,629	1,039,160	14,097,629	700,916	10,260,747	916,801	12,814,732

Shares repurchased	(1,800,526)	(26,004,425)	(2,006,425)	(27,395,256)	(1,072,002)	(15,524,842)	(1,141,522)	(15,711,960)

Net decrease	(996,090)	$(14,191,796)	(967,265)	$(13,297,627)	(371,086)	$(5,264,095)	(224,721)	$(2,897,228)

Note 5 — Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$26,985	Payables	$1,020,790

Foreign exchange contracts	Receivables	943,407	Payables	802,013

Equity contracts	Investments, Receivables, Net assets —		Payables, Net assets — Unrealized
	Unrealized appreciation/(depreciation)	1,326,585*	appreciation/(depreciation)	1,619,045*

Interest rate contracts	Receivables, Net assets — Unrealized		Payables, Net assets — Unrealized
	appreciation/(depreciation)	5,967,222*	appreciation/(depreciation)	5,471,030*

Total		$8,264,199		$8,912,878

* Includes cumulative appreciation/depreciation of futures contracts as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Putnam VT Global Asset Allocation Fund 45

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for as
hedging instruments				Forward currency
under ASC 815	Options	Warrants†	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$5,401	$5,401

Foreign exchange
contracts	—	—	—	(3,277,175)	—	$(3,277,175)

Equity contracts	11,452	(28,188)	1,241,035	—	(424,338)	$799,961

Interest rate contracts	1,168,236	—	947,571	—	(3,860,353)	$(1,744,546)

Total	$1,179,688	$(28,188)	$2,188,606	$(3,277,175)	$(4,279,290)	$(4,216,359)

† For the reporting period, the transaction volume for warrants was minimal.

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for as hedging
instruments				Forward currency
under ASC 815	Options	Warrants†	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$(286,241)	$(286,241)

Foreign exchange
contracts	—	—	—	388,687	—	$388,687

Equity contracts	—	28,188	(484,422)	—	(750,909)	$(1,207,143)

Interest rate contracts	(909,414)	—	(367,757)	—	2,562,194	$1,285,023

Total	$(909,414)	$28,188	$(852,179)	$388,687	$1,525,044	$180,326

† For the reporting period, the transaction volume for warrants was minimal.

Note 6 — Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $25,081 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $89,310,347 and $92,899,698, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — New accounting pronouncement

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-04 “Fair Value Measurements and Disclosures (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 amends FASB Topic 820 “Fair Value Measurement” and seeks to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. ASU 2011-04 is effective for fiscal years and interim periods beginning after December 15, 2011. Putnam Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the fund’s financial statements.

Note 9 — Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

46 Putnam VT Global Asset Allocation Fund

Federal tax information (Unaudited)

The fund designated 59.73% of ordinary income distributions as qualifying for the dividends received deduction for corporations.

Putnam VT Global Asset Allocation Fund 47

About the Trustees

	Name Year of birth Position held	Principal occupations during past five years	Other directorships
Independent Trustees			
	**Ravi Akhoury** Born 1947 Trustee since 2009	Advisor to New York Life Insurance Company. Trustee of American India Foundation and of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm with over $40 billion in assets under management.	Jacob Ballas Capital India, a non-banking finance company focused on private equity advisory services; RAGE Frameworks, Inc., a private software company
	**Barbara M. Baumann** Born 1955 Trustee since 2010	President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Trustee of Mount Holyoke College and member of the Investment Committee for the college's endowment. Former Chair and current board member of Girls Incorporated of Metro Denver. Member of the Finance Committee, The Children's Hospital of Denver.	SM Energy Company, a domestic exploration and production company; UniSource Energy Corporation, an Arizona utility; CVR Energy, a petroleum refiner and fertilizer manufacturer
	**Jameson A. Baxter** Born 1943 Trustee since 1994, Vice Chair from 2005 to 2011, and Chair since 2011	President of Baxter Associates, Inc., a private investment firm. Chair of Mutual Fund Directors Forum. Chair Emeritus of the Board of Trustees of Mount Holyoke College. Director of the Adirondack Land Trust and Trustee of the Nature Conservancy's Adirondack Chapter.	None
	**Charles B. Curtis** Born 1940 Trustee since 2001	Former President and Chief Operating Officer of the Nuclear Threat Initiative, a private foundation dealing with national security issues. Senior Advisor to the Center for Strategic and International Studies. Member of the Council on Foreign Relations.	Edison International; Southern California Edison
	**Robert J. Darretta** Born 1946 Trustee since 2007	Health Care Industry Advisor to Permira, a global private equity firm. Until April 2007, was Vice Chairman of the Board of Directors of Johnson & Johnson. Served as Johnson & Johnson's Chief Financial Officer for a decade.	UnitedHealth Group, a diversified health-care company
	**John A. Hill** Born 1942 Trustee since 1985 and Chairman from 2000 to 2011	Founder and Vice-Chairman of First Reserve Corporation, the leading private equity buyout firm focused on the worldwide energy industry. Serves as a Trustee and Chairman of the Board of Trustees of Sarah Lawrence College. Also a member of the Advisory Board of the Millstein Center for Corporate Governance and Performance at the Yale School of Management.	Devon Energy Corporation, a leading independent natural gas and oil exploration and production company
	**Paul L. Joskow** Born 1947 Trustee since 1997	Economist and President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance. Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). Prior to 2007, served as the Director of the Center for Energy and Environmental Policy Research at MIT.	TransCanada Corporation, an energy company focused on natural gas transmission and power services; Exelon Corporation, an energy company focused on power services
	**Elizabeth T. Kennan** Born 1938 Trustee from 1992 to 2010 and since 2012	Partner of Cambus-Kenneth Farm (thoroughbred horse breeding and general farming). President Emeritus of Mount Holyoke College. Trustee of the National Trust for Historic Preservation and of Centre College. Chairman of the Board of Shaker Village of Pleasant Hill.	Former Chairman and now Lead Director of Northeast Utilities, which operates New England's largest energy delivery system
	**Kenneth R. Leibler** Born 1949 Trustee since 2006	Founder and former Chairman of Boston Options Exchange, an electronic marketplace for the trading of derivative securities. Vice Chairman of the Board of Trustees of Beth Israel Deaconess Hospital in Boston, Massachusetts. Until November 2010, director of Ruder Finn Group, a global communications and advertising firm.	Northeast Utilities, which operates New England's largest energy delivery system
	**Robert E. Patterson** Born 1945 Trustee since 1984	Senior Partner of Cabot Properties, LP and Co-Chairman of Cabot Properties, Inc., a private equity firm investing in commercial real estate. Past Chairman and Trustee of the Joslin Diabetes Center.	None

48 Putnam VT Global Asset Allocation Fund

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of December 31, 2011, there were 108 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, and/or Putnam Retail Management. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	James P. Pappas (Born 1953)
Executive Vice President, Principal Executive Officer, Treasurer and	Vice President
Compliance Liaison	Since 2004
Since 2004	Director of Trustee Relations, Putnam Investments and
Putnam Management
Steven D. Krichmar (Born 1958)
Vice President and Principal Financial Officer	Judith Cohen (Born 1945)
Since 2002	Vice President, Clerk and Assistant Treasurer
Chief of Operations, Putnam Investments and Putnam Management	Since 1993

Janet C. Smith (Born 1965)	Michael Higgins (Born 1976)
Vice President, Assistant Treasurer and Principal Accounting Officer	Vice President, Senior Associate Treasurer and Assistant Clerk
Since 2007	Since 2010
Director of Fund Administration Services, Putnam Investments and	Manager of Finance, Dunkin’ Brands (2008–2010); Senior Financial
Putnam Management	Analyst, Old Mutual Asset Management (2007–2008); Senior Financial
Analyst, Putnam Investments (1999–2007)
Robert R. Leveille (Born 1969)
Vice President and Chief Compliance Officer	Nancy E. Florek (Born 1957)
Since 2007	Vice President, Assistant Clerk, Assistant Treasurer and Proxy Manager
Chief Compliance Officer, Putnam Investments, Putnam Management,	Since 2000
and Putnam Retail Management
Susan G. Malloy (Born 1957)
Mark C. Trenchard (Born 1962)	Vice President and Assistant Treasurer
Vice President and BSA Compliance Officer	Since 2007
Since 2002	Director of Accounting & Control Services, Putnam Management
Director of Operational Compliance, Putnam Investments and Putnam
Retail Management

Robert T. Burns (Born 1961)
Vice President and Chief Legal Officer
Since 2011
General Counsel, Putnam Investments and Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above although in some cases, they have held different positions with such employers. The address of each Officer is One Post Office Square, Boston, MA 02109.

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Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Ravi Akhoury
Boston, MA 02109	P.O. Box 8383	Barbara M. Baumann
	Boston, MA 02266-8383	Charles B. Curtis
Investment Sub-Manager	1-800-225-1581	Robert J. Darretta
Putnam Investments Limited		John A. Hill
57–59 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1LD	State Street Bank and Trust Company	Elizabeth T. Kennan
Kenneth R. Leibler
Investment Sub-Advisor	Legal Counsel	Robert E. Patterson
The Putnam Advisory Company, LLC	Ropes & Gray LLP	George Putnam, III
One Post Office Square		Robert L. Reynolds
Boston, MA 02109	Independent Registered	W. Thomas Stephens
Public Accounting Firm
Marketing Services	PricewaterhouseCoopers LLP
Putnam Retail Management
One Post Office Square
Boston, MA 02109

Putnam VT Global Asset Allocation Fund 53

This report has been prepared for the shareholders		H505
of Putnam VT Global Asset Allocation Fund.	272246	2/12

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In May 2008, the Code of Ethics of Putnam Investment Management, LLC was updated in its entirety to include the amendments adopted in August 2007 as well as a several additional technical, administrative and non-substantive changes. In May of 2009, the Code of Ethics of Putnam Investment Management, LLC was amended to reflect that all employees will now be subject to a 90-day blackout restriction on holding Putnam open-end funds, except for portfolio managers and their supervisors (and each of their immediate family members), who will be subject to a one-year blackout restriction on the funds that they manage or supervise. In June 2010, the Code of Ethics of Putnam Investments was updated in its entirety to include the amendments adopted in May of 2009 and to change certain rules and limits contained in the Code of Ethics. In addition, the updated Code of Ethics included numerous technical, administrative and non-substantive changes, which were intended primarily to make the document easier to navigate and understand. In July 2011, the Code of Ethics of Putnam Investments was updated to reflect several technical, administrative and non-substantive changes resulting from changes in employee titles.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit and Compliance Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit and Compliance Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Leibler, Mr. Hill, Mr. Darretta and Ms. Baumann qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Compliance Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2011	$128,870	$--	$9,031	$ —
December 31, 2010	$115,564	$--	$10,366	$161*

*	Includes fees of $161 billed by the fund’s independent auditor to the fund for procedures necessitated by regulatory and litigation matters for the fiscal year ended December 31, 2010. These fees were reimbursed to the fund by Putnam Investment Management, LLC (“Putnam Management”).

For the fiscal years ended December 31, 2011and December 31, 2010, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $136,413 and $288,747 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of the proposed market timing distribution.

Pre-Approval Policies of the Audit and Compliance Committee. The Audit and Compliance Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit and Compliance Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2011	$ —	$107,505	$ —	$ —

December 31, 2010	$ —	$227,601	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: February 28, 2012